UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05550
The Alger Portfolios
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant’s telephone number, including area code: 212-806-8800
Date of fiscal year end: 12/31
Date of reporting period: December 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Capital Appreciation Portfolio
Class I-2 / ALVOX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class I-2 / ALVOX)	$109	0.94%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 32.87% for the fiscal twelve-month period ended December 31, 2025, compared to the 18.56% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Robinhood Markets, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Apple Inc., UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., and Tesla, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class I-2	32.87%	16.33%	18.17%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
S&P 500 Index	17.88%	14.42%	14.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$760,429,069
Total number of portfolio holdings[1]	68
Portfolio turnover rate	75.67%
Total advisory fees paid	$5,539,059
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.3%
Consumer Discretionary	12.9%
Energy	0.3%
Financials	1.7%
Health Care	8.0%
Industrials	4.9%
Information Technology	52.5%
Materials	0.9%
Utilities	4.0%
Short-Term Investments and Other Net Assets	(0.5)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Portfolio
Alger Capital Appreciation Portfolio
Class S
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class S)	$138	1.19%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 32.51% for the fiscal twelve-month period ended December 31, 2025, compared to the 18.56% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Robinhood Markets, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Apple Inc., UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., and Tesla, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class S shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class S	32.51%	16.04%	17.86%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
S&P 500 Index	17.88%	14.42%	14.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$760,429,069
Total number of portfolio holdings[1]	68
Portfolio turnover rate	75.67%
Total advisory fees paid	$5,539,059
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.3%
Consumer Discretionary	12.9%
Energy	0.3%
Financials	1.7%
Health Care	8.0%
Industrials	4.9%
Information Technology	52.5%
Materials	0.9%
Utilities	4.0%
Short-Term Investments and Other Net Assets	(0.5)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Portfolio
Alger Large Cap Growth Portfolio
Class I-2 / AAGOX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger Large Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Large Cap Growth Portfolio (Class I-2 / AAGOX)	$93	0.81%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 30.27% for the fiscal twelve-month period ended December 31, 2025, compared to the 18.56% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Communication Services and the largest sector underweight was Information Technology.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Nebius Group N.V. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Marvell Technology, Inc., Enovix Corp., Apple Inc., Trip.com Group Ltd., and First Solar, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Large Cap Growth Portfolio Class I-2	30.27%	11.12%	16.73%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
S&P 500 Index	17.88%	14.42%	14.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$431,435,679
Total number of portfolio holdings[1]	56
Portfolio turnover rate	91.00%
Total advisory fees paid	$2,796,986
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	18.9%
Consumer Discretionary	9.3%
Exchange Traded Fund	2.8%
Financials	0.3%
Health Care	8.8%
Industrials	7.3%
Information Technology	44.8%
Mutual Fund	2.5%
Real Estate	0.2%
Utilities	4.5%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Large Cap Growth Portfolio
Alger Growth & Income Portfolio
Class I-2 / AIGOX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger Growth & Income Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Portfolio (Class I-2 / AIGOX)	$84	0.76%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 20.82% for the fiscal twelve-month period ended December 31, 2025, compared to the 17.88% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., KLA Corp., Alphabet Inc., Microsoft Corp., and JPMorgan Chase & Co. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Adobe Inc., Procter & Gamble Co., Blue Owl Capital, Inc., and ONEOK, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Portfolio Class I-2	20.82%	15.51%	14.58%
S&P 500 Index	17.88%	14.42%	14.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$47,400,566
Total number of portfolio holdings[1]	79
Portfolio turnover rate	2.11%
Total advisory fees paid	$217,203
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	12.0%
Consumer Discretionary	7.2%
Consumer Staples	5.4%
Energy	4.1%
Financials	14.5%
Health Care	9.6%
Industrials	5.3%
Information Technology	34.8%
Materials	2.2%
Real Estate	3.0%
Utilities	1.5%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Growth & Income Portfolio
Alger Mid Cap Growth Portfolio
Class I-2 / AMGOX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Portfolio (Class I-2 / AMGOX)	$98	0.90%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 16.77% for the fiscal twelve-month period ended December 31, 2025, compared to the 8.66% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Industrials and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Robinhood Markets, Inc., Talen Energy Corp., Cloudflare Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, Marvell Technology, Inc., Blue Owl Capital, Inc., e.l.f. Beauty, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Portfolio Class I-2	16.77%	3.01%	11.68%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
S&P 500 Index	17.88%	14.42%	14.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$156,139,784
Total number of portfolio holdings[1]	69
Portfolio turnover rate	87.86%
Total advisory fees paid	$1,146,800
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.4%
Consumer Discretionary	14.4%
Consumer Staples	3.7%
Financials	10.5%
Health Care	11.9%
Industrials	23.3%
Information Technology	20.5%
Materials	1.5%
Real Estate	4.5%
Utilities	3.4%
Short-Term Investments and Other Net Assets	0.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Portfolio
Alger Small Cap Growth Portfolio
Class I-2 / AASOX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Portfolio (Class I-2 / AASOX)	$100	0.97%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 5.91% for the fiscal twelve-month period ended December 31, 2025, compared to the 13.01% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, GeneDx Holdings Corp., Guardant Health, Inc., Tutor Perini Corp., Bombardier Inc., and Aritzia, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, SPS Commerce, Inc., Vertex, Inc., Q2 Holdings, Inc., Manhattan Associates, Inc., and Impulse Dynamics PLC were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Portfolio Class I-2	5.91%	(4.93)%	8.83%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
S&P 500 Index	17.88%	14.42%	14.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$145,106,667
Total number of portfolio holdings[1]	107
Portfolio turnover rate	40.64%
Total advisory fees paid	$1,127,061
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	0.9%
Consumer Discretionary	10.8%
Consumer Staples	2.3%
Energy	2.1%
Financials	3.3%
Health Care	33.6%
Industrials	21.5%
Information Technology	23.3%
Materials	0.7%
Utilities	0.4%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Portfolio
Alger Balanced Portfolio
Class I-2 / ABLOX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Alger Balanced Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Balanced Portfolio (Class I-2 / ABLOX)	$102	0.94%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 16.15% during the fiscal twelve-month period ended December 31, 2025. The equity portion of the Fund underperformed the 17.88% return of the S&P 500 Index, and the fixed income portion of the Fund underperformed the 6.88% return of the Bloomberg U.S. Government/Credit Bond Index. Regarding the equity portion of the Fund, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Financials and the largest sector underweight was Information Technology.
Contributors to Performance
The Financials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., KLA Corp., Alphabet Inc., Microsoft Corp., and JPMorgan Chase & Co. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Adobe Inc., Blue Owl Capital, Inc., Procter & Gamble Co., and ONEOK, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support. Lower rates also supported bonds: yields on the 2‑ and 10‑year U.S. Treasury notes declined over the year by approximately 76 and 40 basis points, respectively, boosting bond prices.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Balanced Portfolio Class I-2	16.15%	11.02%	10.41%
Bloomberg U.S. Gov't/Credit Bond Index	6.88%	(0.59)%	2.16%
S&P 500 Index	17.88%	14.42%	14.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$65,536,065
Total number of portfolio holdings[1]	92
Portfolio turnover rate	10.47%
Total advisory fees paid	$441,968
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	8.9%
Consumer Discretionary	5.4%
Consumer Staples	4.0%
Energy	3.0%
Financials	10.7%
Health Care	7.1%
Industrials	3.9%
Information Technology	25.6%
Materials	1.6%
Real Estate	2.2%
Utilities	1.1%
Total Equities	73.5%
Corporate Bonds††
AAA	0.8%
AA	3.9%
A	10.0%
BBB	7.7%
Total Corporate Bonds	22.4%
U.S. Government Bonds	3.2%
Short-Term Investments and Other Net Assets	0.9%
100.0%
†	Based on net assets
††
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (“NRSROs”), including S&P Global Ratings, Moody’s Investors Service, Inc., and Fitch Ratings. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Investment grade ratings are those rated BBB or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying fixed income securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Balanced Portfolio

ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant determined that Jay C. Nadel is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant’s audit committee. Mr. Nadel is an “independent” trustee – i.e., he is not an interested person of the Registrant as defined in the 1940 Act, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees:

December 31, 2025	$145,470
December 31, 2024	$139,850

(b) Audit-Related Fees: NONE

(c) Tax Fees for tax advice, tax compliance and tax planning:

December 31, 2025	$27,768
December 31, 2024	$26,700

(d) All Other Fees:

December 31, 2025	$9,840
December 31, 2024	$24,777

Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

(e) 1) Audit Committee Pre-Approval Policies And Procedures:

Audit and non-audit services provided by the Registrant’s independent registered public accounting firm (the “Auditors”) on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant’s Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

2) All fees in item 4(b) through 4(d) above were approved by the Registrants’ Audit Committee.

(f) Not Applicable

(g) Non-Audit Fees:

December 31, 2025	$282,038,	€103,125
December 31, 2024	$351,512,	€106,362

(h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER PORTFOLIOS
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
December 31, 2025

Table of Contents

THE ALGER PORTFOLIOS

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments December 31, 2025

	SHARES	VALUE
COMMON STOCKS—97.8%
AEROSPACE & DEFENSE—0.8%
HEICO Corp., Cl. A	25,518	$ 6,441,509
APPLICATION SOFTWARE—5.0%
AppLovin Corp., Cl. A*	54,955	37,029,778
Unity Software, Inc.*	26,644	1,176,866

		38,206,644
AUTOMOBILE MANUFACTURERS—3.4%
Tesla, Inc.*	57,832	26,008,207
AUTOMOTIVE RETAIL—0.2%
Carvana Co.*	4,498	1,898,246
BIOTECHNOLOGY—4.1%
Abivax SA ADR*	42,854	5,779,076
Arrowhead Pharmaceuticals, Inc.*	32,426	2,152,762
Ascendis Pharma A/S ADR*	10,785	2,299,793
Biogen, Inc.*	26,629	4,686,438
Cidara Therapeutics, Inc.*	21,005	4,639,795
Cogent Biosciences, Inc.*	26,435	938,971
Genmab A/S ADR*	24,849	765,349
Natera, Inc.*	41,022	9,397,730
uniQure NV*	23,946	573,028

		31,232,942
BROADLINE RETAIL—8.8%
Amazon.com, Inc.*	215,849	49,822,266
Global-e Online Ltd.*	5,794	227,762
MercadoLibre, Inc.*	2,823	5,686,256
Sea Ltd., Cl. A ADR*	89,693	11,442,136

		67,178,420
BUILDING PRODUCTS—0.4%
Builders FirstSource, Inc.*	30,587	3,147,096
COAL & CONSUMABLE FUELS—0.4%
Cameco Corp.	29,400	2,689,806
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.8%
Rocket Cos., Inc., Cl. A	317,077	6,138,611
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.4%
Caterpillar, Inc.	4,787	2,742,329
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc.	5,099	3,174,943
CONSUMER FINANCE—0.1%
Figure Technology Solutions, Inc., Cl. A*	23,619	964,600
ELECTRIC UTILITIES—0.8%
Constellation Energy Corp.	18,030	6,369,458
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Eaton Corp. PLC	3,345	$ 1,065,416
Vertiv Holdings Co., Cl. A	6,775	1,097,618

		2,163,034
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
GFL Environmental, Inc.	105,540	4,532,943
FINANCIAL EXCHANGES & DATA—0.7%
S&P Global, Inc.	10,030	5,241,578
HEALTH CARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	14,319	2,942,555
HEALTHCARE EQUIPMENT—1.4%
Boston Scientific Corp.*	49,443	4,714,390
Intuitive Surgical, Inc.*	10,021	5,675,494

		10,389,884
HEALTHCARE FACILITIES—0.2%
Tenet Healthcare Corp.*	8,885	1,765,627
HEAVY ELECTRICAL EQUIPMENT—1.0%
GE Vernova, Inc.	11,430	7,470,305
HOME FURNISHINGS—0.4%
Somnigroup International, Inc.	33,137	2,958,471
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.2%
Talen Energy Corp.*	49,090	18,400,895
Vistra Corp.	35,217	5,681,559

		24,082,454
INTERACTIVE HOME ENTERTAINMENT—0.5%
Roblox Corp., Cl. A*	21,216	1,719,133
Take-Two Interactive Software, Inc.*	7,282	1,864,410

		3,583,543
INTERACTIVE MEDIA & SERVICES—11.0%
Alphabet, Inc., Cl. C	125,748	39,459,722
Meta Platforms, Inc., Cl. A	66,440	43,856,380

		83,316,102
INTERNET SERVICES & INFRASTRUCTURE—1.5%
MongoDB, Inc., Cl. A*	16,806	7,053,310
Shopify, Inc., Cl. A*	28,225	4,543,378

		11,596,688
INVESTMENT BANKING & BROKERAGE—0.1%
Robinhood Markets, Inc., Cl. A*	6,514	736,733
LIFE SCIENCES TOOLS & SERVICES—0.5%
Repligen Corp.*	23,544	3,857,920
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
MANAGED HEALTHCARE—0.2%
UnitedHealth Group, Inc.	4,225	$ 1,394,715
MOVIES & ENTERTAINMENT—3.9%
Liberty Media Corp. Series C Liberty Formula One*	40,991	4,038,024
Netflix, Inc.*	100,966	9,466,572
Roku, Inc., Cl. A*	41,168	4,466,316
Sphere Entertainment Co., Cl. A*	9,891	940,436
Spotify Technology SA*	16,148	9,377,305
TKO Group Holdings, Inc., Cl. A	5,754	1,202,586

		29,491,239
PASSENGER AIRLINES—0.2%
United Airlines Holdings, Inc.*	10,881	1,216,713
PHARMACEUTICALS—1.2%
AstraZeneca PLC ADR	42,373	3,895,350
Eli Lilly & Co.	4,924	5,291,724

		9,187,074
SEMICONDUCTORS—22.2%
Astera Labs, Inc.*	50,449	8,392,695
Broadcom, Inc.	100,297	34,712,792
NVIDIA Corp.	507,570	94,661,805
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	103,002	31,301,278

		169,068,570
SPECIALTY CHEMICALS—0.5%
DuPont de Nemours, Inc.	92,384	3,713,837
SYSTEMS SOFTWARE—13.3%
Microsoft Corp.	169,925	82,179,128
Nebius Group NV, Cl. A*	230,323	19,279,187

		101,458,315
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.0%
Apple, Inc.	164,248	44,652,461
Western Digital Corp.	91,895	15,830,752

		60,483,213
TRADING COMPANIES & DISTRIBUTORS—0.9%
QXO, Inc.*	368,767	7,113,516
TOTAL COMMON STOCKS (Cost $315,534,329)		743,957,840
PREFERRED STOCKS—2.3%
APPLICATION SOFTWARE—2.0%
Databricks, Inc., Series J(a),*,@	68,003	12,920,570
Databricks, Inc., Series L(a),*,@	2,057	390,830
SB Technology, Inc., Series E(a),*,@	102,616	1,766,021

		15,077,421
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
PREFERRED STOCKS—2.3% (CONT.)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.3%
Figure AI, Inc., Cl. C(a),*,@	11,183	$ 2,179,920
(Cost $2,179,920)		2,179,920
TOTAL PREFERRED STOCKS (Cost $10,627,049)		17,257,341
SPECIAL PURPOSE VEHICLE—0.4%
APPLICATION SOFTWARE—0.4%
Disruptive Technology Solutions LI, LLC(a),*,@		3,100,000
(Cost $3,200,750)		3,100,000
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)	387,182	387,182
(Cost $387,182)		387,182

Total Investments (Cost $329,749,310)	100.6%	$764,702,363
Unaffiliated Securities (Cost $329,749,310)		764,702,363
Liabilities in Excess of Other Assets	(0.6)%	(4,273,294)
NET ASSETS	100.0%	$760,429,069

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of December 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 12/31/2025
Databricks, Inc., Series J	12/17/24	$6,290,278	$12,920,570	1.7%
Databricks, Inc., Series L	12/16/25	390,830	390,830	0.1%
Disruptive Technology Solutions LI, LLC	11/4/25	3,200,750	3,100,000	0.4%
Figure AI, Inc., Cl. C	11/18/25	2,179,920	2,179,920	0.3%
SB Technology, Inc., Series E	10/23/24	1,766,021	1,766,021	0.2%
Total		$13,827,799	$20,357,341	2.7%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025

	SHARES	VALUE
COMMON STOCKS—92.7%
AEROSPACE & DEFENSE—2.1%
HEICO Corp.	27,777	$ 8,988,359
APPLICATION SOFTWARE—6.3%
AppLovin Corp., Cl. A*	30,102	20,283,330
Cadence Design Systems, Inc.*	12,905	4,033,845
Unity Software, Inc.*	66,512	2,937,835

		27,255,010
BIOTECHNOLOGY—6.7%
Abivax SA ADR*	45,671	6,158,963
Arrowhead Pharmaceuticals, Inc.*	22,368	1,485,011
Biogen, Inc.*	4,516	794,771
Forte Biosciences, Inc.*	139,472	3,803,401
Genmab A/S ADR*	8,796	270,917
Natera, Inc.*	64,279	14,725,676
Roivant Sciences Ltd*	42,978	932,623
uniQure NV*	22,976	549,816

		28,721,178
BROADLINE RETAIL—9.3%
Amazon.com, Inc.*	111,465	25,728,351
MercadoLibre, Inc.*	4,214	8,488,092
Sea Ltd., Cl. A ADR*	46,949	5,989,284

		40,205,727
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Enovix Corp.*	785,402	5,741,289
ELECTRONIC COMPONENTS—0.7%
Coherent Corp.*	16,799	3,100,591
HEALTH CARE DISTRIBUTORS—0.3%
Cardinal Health, Inc.	5,354	1,100,247
HEALTHCARE EQUIPMENT—0.0%
Boston Scientific Corp.*	155	14,779
HEALTHCARE SERVICES—0.4%
CVS Health Corp.	8,297	658,450
Guardant Health, Inc.*	11,942	1,219,756

		1,878,206
HEALTHCARE TECHNOLOGY—0.5%
Schrodinger, Inc.*	122,272	2,186,223
HEAVY ELECTRICAL EQUIPMENT—2.4%
GE Vernova, Inc.	15,439	10,090,467
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.5%
Talen Energy Corp.*	43,096	16,154,104
Vistra Corp.	19,260	3,107,216

		19,261,320
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—92.7% (CONT.)
INTERACTIVE HOME ENTERTAINMENT—2.3%
Roblox Corp., Cl. A*	66,420	$ 5,382,013
Take-Two Interactive Software, Inc.*	17,683	4,527,378

		9,909,391
INTERACTIVE MEDIA & SERVICES—12.2%
Alphabet, Inc., Cl. C	100,176	31,435,229
Meta Platforms, Inc., Cl. A	32,334	21,343,350

		52,778,579
INTERNET SERVICES & INFRASTRUCTURE—3.4%
Cloudflare, Inc., Cl. A*	20,852	4,110,972
MongoDB, Inc., Cl. A*	18,169	7,625,347
Shopify, Inc., Cl. A*	18,533	2,983,257

		14,719,576
LIFE SCIENCES TOOLS & SERVICES—0.4%
Repligen Corp.*	3,667	600,875
WuXi AppTec Co., Ltd., Cl. H	80,824	1,024,894

		1,625,769
MANAGED HEALTHCARE—0.1%
Molina Healthcare, Inc.*	2,562	444,610
MOVIES & ENTERTAINMENT—4.4%
Netflix, Inc.*	67,535	6,332,081
Spotify Technology SA*	21,759	12,635,669

		18,967,750
PHARMACEUTICALS—0.5%
AstraZeneca PLC ADR	13,506	1,241,607
Eli Lilly & Co.	928	997,303

		2,238,910
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.1%
ASML Holding NV ADR	1,944	2,079,808
Lam Research Corp.	15,565	2,664,417

		4,744,225
SEMICONDUCTORS—16.3%
Astera Labs, Inc.*	38,490	6,403,196
Broadcom, Inc.	41,120	14,231,632
NVIDIA Corp.	208,709	38,924,229
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	35,909	10,912,386

		70,471,443
SYSTEMS SOFTWARE—11.2%
Crowdstrike Holdings, Inc., Cl. A*	10,262	4,810,415
Microsoft Corp.	51,489	24,901,110
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—92.7% (CONT.)
SYSTEMS SOFTWARE—11.2% (CONT.)
Nebius Group NV, Cl. A*	220,972	$ 18,496,462

		48,207,987
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.5%
Apple, Inc.	31,030	8,435,816
Western Digital Corp.	63,726	10,978,078

		19,413,894
TRADING COMPANIES & DISTRIBUTORS—1.5%
QXO, Inc.*	339,425	6,547,508
TRANSACTION & PAYMENT PROCESSING SERVICES—0.3%
Chime Financial, Inc., Cl. A*	46,431	1,168,668
TOTAL COMMON STOCKS (Cost $220,018,793)		399,781,706
EXCHANGE TRADED FUNDS—2.8%
Alger 35 ETF(a)	353,188	12,315,665
(Cost $6,792,657)		12,315,665
MUTUAL FUNDS—2.5%
Alger 35 Fund, Cl. Z(a)	559,471	10,887,311
(Cost $7,604,417)		10,887,311
PREFERRED STOCKS—1.2%
APPLICATION SOFTWARE—1.2%
SB Technology, Inc., Series E(b),*,@	315,833	5,435,486
(Cost $5,435,486)		5,435,486
REAL ESTATE INVESTMENT TRUST—0.2%
HEALTH CARE—0.2%
Welltower, Inc.	3,985	739,656
(Cost $623,718)		739,656
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.5%
MONEY MARKET FUNDS—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)	2,057,692	$ 2,057,692
(Cost $2,057,692)		2,057,692

Total Investments (Cost $242,532,763)	99.9%	$431,217,516
Affiliated Securities (Cost $14,397,074)		23,202,976
Unaffiliated Securities (Cost $228,135,689)		408,014,540
Other Assets in Excess of Liabilities	0.1%	218,163
NET ASSETS	100.0%	$431,435,679

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of December 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 12/31/2025
SB Technology, Inc., Series E	10/23/24	$5,435,486	$5,435,486	1.2%
Total		$5,435,486	$5,435,486	1.2%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments December 31, 2025

	SHARES	VALUE
COMMON STOCKS—96.3%
AEROSPACE & DEFENSE—0.8%
TransDigm Group, Inc.	279	$ 371,028
APPAREL RETAIL—0.4%
Gap, Inc.	7,180	183,808
APPLICATION SOFTWARE—0.5%
Adobe, Inc.*	638	223,294
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
Blackrock, Inc.	601	643,274
Blackstone, Inc.	3,314	510,820
Blue Owl Capital, Inc., Cl. A	9,205	137,523

		1,291,617
AUTOMOBILE MANUFACTURERS—0.4%
Ferrari NV	478	176,650
BIOTECHNOLOGY—2.4%
AbbVie, Inc.	3,243	740,993
Amgen, Inc.	767	251,047
Gilead Sciences, Inc.	1,301	159,685

		1,151,725
BROADLINE RETAIL—2.9%
Amazon.com, Inc.*	5,970	1,377,995
BUILDING PRODUCTS—0.7%
Johnson Controls International PLC	2,683	321,289
CABLE & SATELLITE—0.5%
Comcast Corp., Cl. A	7,596	227,044
COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	5,934	457,096
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	1,806	120,876
CONSUMER ELECTRONICS—0.5%
Garmin, Ltd.	1,254	254,374
CONSUMER STAPLES MERCHANDISE RETAIL—1.3%
Walmart, Inc.	5,627	626,904
COPPER—0.8%
Southern Copper Corp.	2,742	393,395
DIVERSIFIED BANKS—5.8%
Bank of America Corp.	11,265	619,575
Fifth Third Bancorp	4,994	233,769
JPMorgan Chase & Co.	5,905	1,902,709

		2,756,053
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	3,095	248,467
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.3% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp. PLC	2,375	$ 756,461
ELECTRONIC COMPONENTS—0.8%
Corning, Inc.	4,187	366,614
FINANCIAL EXCHANGES & DATA—0.9%
CME Group, Inc., Cl. A	1,522	415,628
FOOD DISTRIBUTORS—0.3%
Sysco Corp.	2,193	161,602
HEALTH CARE DISTRIBUTORS—0.8%
Cardinal Health, Inc.	1,944	399,492
HEALTHCARE EQUIPMENT—1.2%
Abbott Laboratories	2,689	336,905
Medtronic PLC	2,426	233,041

		569,946
HOME IMPROVEMENT RETAIL—1.4%
The Home Depot, Inc.	1,996	686,824
HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	3,200	458,592
INDUSTRIAL CONGLOMERATES—1.0%
Honeywell International, Inc.	2,473	482,458
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	1,083	267,523
INTEGRATED OIL & GAS—3.3%
Chevron Corp.	3,626	552,639
Exxon Mobil Corp.	6,029	725,530
TotalEnergies SE	4,622	302,371

		1,580,540
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Communications, Inc.	7,543	307,226
INTERACTIVE MEDIA & SERVICES—10.9%
Alphabet, Inc., Cl. A	7,559	2,365,967
Alphabet, Inc., Cl. C	5,775	1,812,195
Meta Platforms, Inc., Cl. A	1,463	965,712

		5,143,874
INVESTMENT BANKING & BROKERAGE—2.9%
Morgan Stanley	7,733	1,372,839
IT CONSULTING & OTHER SERVICES—0.4%
International Business Machines Corp.	604	178,911
MANAGED HEALTHCARE—0.6%
UnitedHealth Group, Inc.	912	301,060
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.3% (CONT.)
MULTI-UTILITIES—0.9%
Consolidated Edison, Inc.	1,927	$ 191,389
Sempra	2,782	245,623

		437,012
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,482	182,427
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	492	97,401
PHARMACEUTICALS—4.5%
AstraZeneca PLC ADR	2,897	266,321
Bristol-Myers Squibb Co.	3,646	196,665
Eli Lilly & Co.	471	506,174
Johnson & Johnson	2,564	530,620
Merck & Co., Inc.	2,302	242,309
Novartis AG ADR	1,701	234,517
Pfizer, Inc.	6,356	158,264

		2,134,870
PROPERTY & CASUALTY INSURANCE—0.6%
The Hartford Insurance Group, Inc.	2,201	303,298
RAIL TRANSPORTATION—0.7%
Union Pacific Corp.	1,436	332,176
RESTAURANTS—1.1%
McDonald's Corp.	1,002	306,241
Starbucks Corp.	2,588	217,936

		524,177
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.5%
KLA Corp.	1,772	2,153,122
SEMICONDUCTORS—10.1%
Broadcom, Inc.	9,671	3,347,133
QUALCOMM, Inc.	3,778	646,227
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,552	775,527

		4,768,887
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.6%
PepsiCo, Inc.	2,523	362,101
The Coca-Cola Co.	5,566	389,119

		751,220
SPECIALTY CHEMICALS—0.8%
DuPont de Nemours, Inc.	8,171	328,474
Solstice Advanced Materials, Inc.*	618	30,035

		358,509
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.3% (CONT.)
SYSTEMS SOFTWARE—9.5%
Microsoft Corp.	8,747	$ 4,230,224
Oracle Corp.	1,277	248,900

		4,479,124
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.2%
Apple, Inc.	13,274	3,608,670
Dell Technologies, Inc., Cl. C	2,123	267,243

		3,875,913
TOBACCO—1.2%
Altria Group, Inc.	4,688	270,310
Philip Morris International, Inc.	1,906	305,722

		576,032
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson Enterprises, Inc.	1,210	269,382
TRANSACTION & PAYMENT PROCESSING SERVICES—1.6%
Visa, Inc., Cl. A	2,117	742,453
TOTAL COMMON STOCKS (Cost $12,063,675)		45,617,208
MASTER LIMITED PARTNERSHIP—0.3%
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	2,888	154,450
(Cost $78,985)		154,450
REAL ESTATE INVESTMENT TRUST—3.0%
HEALTH CARE—1.1%
Welltower, Inc.	2,640	490,011
INDUSTRIAL—0.3%
Prologis, Inc.	1,199	153,064
RETAIL—0.7%
Simon Property Group, Inc.	1,876	347,266
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	1,911	241,894
TELECOM TOWER—0.4%
Crown Castle, Inc.	2,202	195,692
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $774,489)		1,427,927
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.4%
MONEY MARKET FUNDS—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(a)	195,292	$ 195,292
(Cost $195,292)		195,292

Total Investments (Cost $13,112,441)	100.0%	$47,394,877
Unaffiliated Securities (Cost $13,112,441)		47,394,877
Other Assets in Excess of Liabilities	0.0%	5,689
NET ASSETS	100.0%	$47,400,566

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of December 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025

	SHARES	VALUE
COMMON STOCKS—98.2%
AEROSPACE & DEFENSE—5.8%
Axon Enterprise, Inc.*	4,202	$ 2,386,442
HEICO Corp.	6,695	2,166,435
Howmet Aerospace, Inc.	22,124	4,535,862

		9,088,739
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Lululemon Athletica, Inc.*	5,617	1,167,269
APPAREL RETAIL—1.2%
Burlington Stores, Inc.*	6,663	1,924,608
APPLICATION SOFTWARE—8.6%
AppLovin Corp., Cl. A*	4,377	2,949,310
Clearwater Analytics Holdings, Inc., Cl. A*	84,266	2,032,496
Fair Isaac Corp.*	835	1,411,668
Guidewire Software, Inc.*	8,018	1,611,698
Procore Technologies, Inc.*	9,842	715,907
The Descartes Systems Group, Inc.*	28,127	2,467,504
Unity Software, Inc.*	51,377	2,269,322

		13,457,905
ASSET MANAGEMENT & CUSTODY BANKS—2.5%
Ares Management Corp., Cl. A	7,992	1,291,747
Blue Owl Capital, Inc., Cl. A	177,395	2,650,281

		3,942,028
AUTOMOTIVE RETAIL—4.9%
Carvana Co.*	8,309	3,506,564
O'Reilly Automotive, Inc.*	45,930	4,189,275

		7,695,839
BIOTECHNOLOGY—4.7%
Abivax SA ADR*	16,564	2,233,738
Arrowhead Pharmaceuticals, Inc.*	16,711	1,109,443
Natera, Inc.*	13,779	3,156,631
Vaxcyte, Inc.*	18,389	848,469

		7,348,281
CARGO GROUND TRANSPORTATION—0.8%
Saia, Inc.*	3,923	1,280,938
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.3%
Rocket Cos., Inc., Cl. A	104,061	2,014,621
CONSTRUCTION & ENGINEERING—1.9%
Comfort Systems USA, Inc.	3,113	2,905,332
CONSTRUCTION MATERIALS—1.5%
Martin Marietta Materials, Inc.	3,697	2,301,974
CONSUMER FINANCE—0.4%
Figure Technology Solutions, Inc., Cl. A*	15,334	626,241
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.2% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Vertiv Holdings Co., Cl. A	16,433	$ 2,662,310
ELECTRONIC COMPONENTS—1.8%
Amphenol Corp., Cl. A	20,559	2,778,343
ENVIRONMENTAL & FACILITIES SERVICES—2.8%
GFL Environmental, Inc.	102,267	4,392,368
HEALTHCARE EQUIPMENT—1.6%
IDEXX Laboratories, Inc.*	3,790	2,564,049
HEALTHCARE FACILITIES—0.5%
Encompass Health Corp.	6,588	699,250
HOME IMPROVEMENT RETAIL—0.2%
Floor & Decor Holdings, Inc., Cl. A*	5,741	349,569
HOMEBUILDING—1.1%
NVR, Inc.*	230	1,677,337
HOMEFURNISHING RETAIL—0.9%
Wayfair, Inc., Cl. A*	14,520	1,457,953
HOTELS RESORTS & CRUISE LINES—3.7%
Hilton Worldwide Holdings, Inc.	12,132	3,484,917
Viking Holdings, Ltd.*	32,116	2,293,404

		5,778,321
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.4%
Talen Energy Corp.*	8,289	3,107,049
Vistra Corp.	13,482	2,175,051

		5,282,100
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—3.0%
RBC Bearings, Inc.*	10,528	4,721,071
INSURANCE BROKERS—2.0%
Ryan Specialty Holdings, Inc., Cl. A	61,451	3,172,715
INTERACTIVE HOME ENTERTAINMENT—1.4%
Roblox Corp., Cl. A*	26,468	2,144,702
INTERNET SERVICES & INFRASTRUCTURE—6.2%
Cloudflare, Inc., Cl. A*	21,252	4,189,832
MongoDB, Inc., Cl. A*	7,374	3,094,794
Twilio, Inc., Cl. A*	17,247	2,453,213

		9,737,839
INVESTMENT BANKING & BROKERAGE—1.9%
Robinhood Markets, Inc., Cl. A*	26,596	3,008,008
LIFE & HEALTH INSURANCE—0.4%
Oscar Health, Inc., Cl. A*	41,285	593,265
LIFE SCIENCES TOOLS & SERVICES—5.1%
Repligen Corp.*	29,600	4,850,256
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.2% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—5.1% (CONT.)
West Pharmaceutical Services, Inc.	11,269	$ 3,100,553

		7,950,809
MOVIES & ENTERTAINMENT—4.0%
Spotify Technology SA*	3,391	1,969,188
TKO Group Holdings, Inc., Cl. A	20,341	4,251,269

		6,220,457
PERSONAL CARE PRODUCTS—1.8%
e.l.f. Beauty, Inc.*	36,925	2,807,777
PROPERTY & CASUALTY INSURANCE—2.0%
Intact Financial Corp.	14,873	3,096,180
REAL ESTATE SERVICES—4.5%
CBRE Group, Inc., Cl. A*	28,772	4,626,250
CoStar Group, Inc.*	35,230	2,368,865

		6,995,115
RESEARCH & CONSULTING SERVICES—1.3%
Verisk Analytics, Inc.	9,183	2,054,145
RESTAURANTS—1.6%
Chipotle Mexican Grill, Inc.*	36,188	1,338,956
Wingstop, Inc.	4,533	1,081,075

		2,420,031
SEMICONDUCTORS—2.3%
Astera Labs, Inc.*	9,631	1,602,213
Monolithic Power Systems, Inc.	2,100	1,903,356

		3,505,569
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.9%
Celsius Holdings, Inc.*	66,151	3,025,747
SYSTEMS SOFTWARE—1.0%
Nebius Group NV, Cl. A*	15,625	1,307,891
Rubrik, Inc., Cl. A*	3,309	253,072

		1,560,963
TRADING COMPANIES & DISTRIBUTORS—5.7%
FTAI Aviation Ltd.	27,422	5,398,021
QXO, Inc.*	99,472	1,918,815
United Rentals, Inc.	1,963	1,588,695

		8,905,531
TOTAL COMMON STOCKS (Cost $118,007,340)		153,315,299
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.6%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc., Series E(a),*,@	34,722	$ 597,566
(Cost $597,566)		597,566
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.2%
Figure AI, Inc., Cl. C(a),*,@	1,898	369,980
TOTAL PREFERRED STOCKS (Cost $967,546)		967,546
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	425,098	—
(Cost $227,341)		—
SPECIAL PURPOSE VEHICLE—0.3%
APPLICATION SOFTWARE—0.3%
Disruptive Technology Solutions LI, LLC(a),*,@		419,000
(Cost $432,617)		419,000
TOTAL SPECIAL PURPOSE VEHICLE (Cost $432,617)		419,000
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(a),*	1,318	—
(Cost $0)		—
SHORT-TERM SECURITIES—1.1%
MONEY MARKET FUNDS—1.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)	1,690,680	1,690,680
(Cost $1,690,680)		1,690,680

Total Investments (Cost $121,325,524)	100.2%	$156,392,525
Unaffiliated Securities (Cost $121,325,524)		156,392,525
Liabilities in Excess of Other Assets	(0.2)%	(252,741)
NET ASSETS	100.0%	$156,139,784

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
ETF	Exchange-Traded Fund

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of December 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 12/31/2025
Disruptive Technology Solutions LI, LLC	11/4/25	$432,617	$419,000	0.3%
Figure AI, Inc., Cl. C	11/18/25	369,980	369,980	0.2%
SB Technology, Inc., Series E	10/23/24	597,566	597,566	0.4%
Tolero CDR	2/6/17	227,341	—	0.0%
Total		$1,627,504	$1,386,546	0.9%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025

	SHARES	VALUE
COMMON STOCKS—97.8%
AEROSPACE & DEFENSE—6.7%
AeroVironment, Inc.*	5,627	$ 1,361,115
Archer Aviation, Inc., Cl. A*	64,896	488,018
Astronics Corp.*	8,394	455,291
Bombardier, Inc., Cl. B*	20,745	3,529,167
Howmet Aerospace, Inc.	3,769	772,720
Karman Holdings, Inc.*	11,666	853,601
Loar Holdings, Inc.*	15,578	1,059,304
VSE Corp.	6,838	1,181,401

		9,700,617
APPAREL RETAIL—5.6%
Abercrombie & Fitch Co., Cl. A*	5,346	672,901
Aritzia, Inc.*	42,397	3,624,850
Victoria's Secret & Co.*	69,753	3,778,520

		8,076,271
APPLICATION SOFTWARE—11.9%
Blackbaud, Inc.*	12,832	812,522
BlackLine, Inc.*	23,074	1,275,762
Core Scientific, Inc.*	19,750	287,560
Guidewire Software, Inc.*	17,700	3,557,877
InterDigital, Inc.	6,581	2,095,259
Manhattan Associates, Inc.*	12,629	2,188,732
nCino, Inc.*	29,023	744,150
PAR Technology Corp.*	4,898	177,699
Q2 Holdings, Inc.*	27,857	2,010,161
Riot Platforms, Inc.*	24,522	310,694
SPS Commerce, Inc.*	24,641	2,196,252
Terawulf, Inc.*	78,289	899,541
Vertex, Inc., Cl. A*	33,353	666,059

		17,222,268
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Galaxy Digital, Inc., Cl. A*	64,925	1,451,723
Hamilton Lane, Inc., Cl. A	4,226	567,594

		2,019,317
BIOTECHNOLOGY—16.3%
Abivax SA ADR*	19,561	2,637,899
Absci Corp.*	339,522	1,184,932
Arrowhead Pharmaceuticals, Inc.*	30,978	2,056,629
Bridgebio Pharma, Inc.*	10,503	803,374
CareDx, Inc.*	46,805	881,806
Centessa Pharmaceuticals PLC ADR*	29,578	739,746
Forte Biosciences, Inc.*	128,020	3,491,105
Insmed, Inc.*	19,288	3,356,884
Ionis Pharmaceuticals, Inc.*	10,408	823,377
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
BIOTECHNOLOGY—16.3% (CONT.)
Natera, Inc.*	12,595	$ 2,885,389
Nuvalent, Inc., Cl. A*	27,129	2,728,906
Palvella Therapeutics, Inc.*	5,769	603,841
Soleno Therapeutics, Inc.*	9,163	424,247
Twist Bioscience Corp.*	26,830	851,048
uniQure NV*	8,495	203,285

		23,672,468
BUILDING PRODUCTS—2.1%
CSW Industrials, Inc.	7,801	2,289,827
Modine Manufacturing Co.*	6,003	801,461

		3,091,288
CONSTRUCTION & ENGINEERING—2.6%
Construction Partners, Inc., Cl. A*	9,077	985,308
Tutor Perini Corp.	41,635	2,790,378

		3,775,686
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.*	6,419	280,703
CONSUMER STAPLES MERCHANDISE RETAIL—1.6%
BJ's Wholesale Club Holdings, Inc.*	26,037	2,344,111
EDUCATION SERVICES—0.6%
Universal Technical Institute, Inc.*	34,116	891,451
ELECTRIC UTILITIES—0.4%
IDACORP, Inc.	4,972	629,256
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Enovix Corp.*	110,720	809,363
ELECTRONIC MANUFACTURING SERVICES—1.5%
Fabrinet*	4,902	2,231,783
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Casella Waste Systems, Inc., Cl. A*	5,088	498,319
FINANCIAL EXCHANGES & DATA—0.5%
Gemini Space Station, Inc., Cl. A*	850	8,432
MarketAxess Holdings, Inc.	4,259	771,944

		780,376
HEALTHCARE EQUIPMENT—4.0%
Glaukos Corp.*	5,979	675,089
Impulse Dynamics PLC, Series A(a),*,@	1,596,061	60,650
Integer Holdings Corp.*	5,801	454,973
iRhythm Technologies, Inc.*	11,119	1,972,955
Penumbra, Inc.*	3,724	1,157,829
TransMedics Group, Inc.*	11,668	1,419,412

		5,740,908
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
HEALTHCARE SERVICES—5.8%
GeneDx Holdings Corp., Cl. A*	35,443	$ 4,609,717
Guardant Health, Inc.*	37,875	3,868,552

		8,478,269
HEALTHCARE SUPPLIES—0.3%
Neogen Corp.*	53,049	370,813
HEALTHCARE TECHNOLOGY—0.8%
Certara, Inc.*	27,161	239,288
HeartFlow, Inc.*	32,957	960,697

		1,199,985
HEAVY ELECTRICAL EQUIPMENT—0.7%
Bloom Energy Corp., Cl. A*	12,090	1,050,500
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—4.9%
Gates Industrial Corp. PLC*	107,105	2,299,545
RBC Bearings, Inc.*	10,603	4,754,703

		7,054,248
INTERACTIVE MEDIA & SERVICES—0.9%
Reddit, Inc., Cl. A*	5,335	1,226,356
INTERNET SERVICES & INFRASTRUCTURE—0.8%
Whitefiber, Inc.*	25,700	406,060
Wix.com Ltd.*	7,469	775,954

		1,182,014
INVESTMENT BANKING & BROKERAGE—0.5%
Moelis & Co., Cl. A	10,075	692,555
LEISURE FACILITIES—1.9%
Life Time Group Holdings, Inc.*	21,769	578,620
Planet Fitness, Inc., Cl. A*	20,418	2,214,740

		2,793,360
LIFE SCIENCES TOOLS & SERVICES—6.1%
10X Genomics, Inc., Cl. A*	19,365	315,843
Adaptive Biotechnologies Corp.*	174,425	2,832,662
Bio-Techne Corp.	27,729	1,630,742
CryoPort, Inc.*	133,790	1,284,384
MaxCyte, Inc.*	135,576	210,143
Repligen Corp.*	11,780	1,930,271
Tempus AI, Inc.*	10,839	640,043

		8,844,088
OIL & GAS EXPLORATION & PRODUCTION—2.1%
Magnolia Oil & Gas Corp., Cl. A	138,742	3,037,062
PASSENGER AIRLINES—1.8%
Joby Aviation, Inc.*	198,786	2,623,975
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
PERSONAL CARE PRODUCTS—0.3%
Oddity Tech, Ltd., Cl. A*	9,943	$ 399,510
PHARMACEUTICALS—0.1%
Belite Bio, Inc. ADR*	489	78,220
Terns Pharmaceuticals, Inc.*	2,927	118,251

		196,471
RESTAURANTS—2.7%
Kura Sushi USA, Inc., Cl. A*	8,017	419,529
Shake Shack, Inc., Cl. A*	17,872	1,450,670
Wingstop, Inc.	8,585	2,047,437

		3,917,636
SEMICONDUCTORS—5.6%
Astera Labs, Inc.*	16,648	2,769,562
Credo Technology Group Holding, Ltd.*	12,635	1,818,050
Rambus, Inc.*	22,253	2,044,828
Universal Display Corp.	12,336	1,440,598

		8,073,038
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.4%
Celsius Holdings, Inc.*	12,320	563,517
SPECIALTY CHEMICALS—0.7%
Balchem Corp.	6,949	1,065,699
SYSTEMS SOFTWARE—1.9%
Nebius Group NV, Cl. A*	26,151	2,188,970
Netskope, Inc., Cl. A*	2,646	46,411
Varonis Systems, Inc.*	15,678	514,238

		2,749,619
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.6%
IonQ, Inc.*	20,506	920,104
TRADING COMPANIES & DISTRIBUTORS—1.8%
FTAI Aviation Ltd.	11,841	2,330,901
Xometry, Inc., Cl. A*	4,642	276,059

		2,606,960
TRANSACTION & PAYMENT PROCESSING SERVICES—0.7%
Chime Financial, Inc., Cl. A*	41,609	1,047,299
TOTAL COMMON STOCKS (Cost $95,066,301)		141,857,263
PREFERRED STOCKS—0.6%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc., Series E(a),*,@	37,494	645,272
(Cost $645,272)		645,272
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.6% (CONT.)
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	3,724,402	$ 212,291
TOTAL PREFERRED STOCKS (Cost $840,121)		857,563
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	6,941	8,121
Tolero CDR(a),*,@	287,830	—

		8,121
PHARMACEUTICALS—0.0%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	45,185	51,963
TOTAL RIGHTS (Cost $155,594)		60,084
SPECIAL PURPOSE VEHICLE—0.5%
APPLICATION SOFTWARE—0.5%
Disruptive Technology Solutions LI, LLC(a),*,@		746,000
(Cost $770,245)		746,000
TOTAL SPECIAL PURPOSE VEHICLE (Cost $770,245)		746,000
SHORT-TERM SECURITIES—1.0%
MONEY MARKET FUNDS—1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)	1,508,274	1,508,274
(Cost $1,508,274)		1,508,274

Total Investments (Cost $98,340,535)	99.9%	$145,029,184
Unaffiliated Securities (Cost $98,340,535)		145,029,184
Other Assets in Excess of Liabilities	0.1%	77,483
NET ASSETS	100.0%	$145,106,667

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of December 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 12/31/2025
Disruptive Technology Solutions LI, LLC	11/4/25	$770,245	$746,000	0.5%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	51,963	0.0%
Impulse Dynamics PLC, Series A	2/11/22	1,596,061	60,650	0.0%
Impulse Dynamics PLC, Series F-3	2/5/24	194,849	212,291	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	8,121	0.0%
SB Technology, Inc., Series E	10/23/24	645,272	645,272	0.4%
Tolero CDR	2/6/17	155,594	—	0.0%
Total		$3,362,021	$1,724,297	1.1%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2025

	SHARES	VALUE
COMMON STOCKS—71.0%
AEROSPACE & DEFENSE—0.6%
TransDigm Group, Inc.	285	$ 379,007
APPAREL RETAIL—0.3%
Gap, Inc.	7,296	186,778
APPLICATION SOFTWARE—0.3%
Adobe, Inc.*	649	227,144
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Blackrock, Inc.	626	670,033
Blackstone, Inc.	3,342	515,136
Blue Owl Capital, Inc., Cl. A	9,533	142,423

		1,327,592
AUTOMOBILE MANUFACTURERS—0.3%
Ferrari NV	496	183,302
BIOTECHNOLOGY—1.8%
AbbVie, Inc.	3,351	765,670
Amgen, Inc.	759	248,428
Gilead Sciences, Inc.	1,353	166,067

		1,180,165
BROADLINE RETAIL—2.2%
Amazon.com, Inc.*	6,154	1,420,466
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	2,771	331,827
CABLE & SATELLITE—0.3%
Comcast Corp., Cl. A	7,686	229,735
COMMUNICATIONS EQUIPMENT—0.7%
Cisco Systems, Inc.	6,036	464,953
COMPUTER & ELECTRONICS RETAIL—0.2%
Best Buy Co., Inc.	1,842	123,285
CONSUMER ELECTRONICS—0.4%
Garmin, Ltd.	1,280	259,648
CONSUMER STAPLES MERCHANDISE RETAIL—1.0%
Walmart, Inc.	5,671	631,806
COPPER—0.6%
Southern Copper Corp.	2,782	399,134
DIVERSIFIED BANKS—4.3%
Bank of America Corp.	11,399	626,945
Fifth Third Bancorp	5,098	238,637
JPMorgan Chase & Co.	5,981	1,927,198

		2,792,780
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	3,134	251,598
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—71.0% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp. PLC	2,406	$ 766,335
ELECTRONIC COMPONENTS—0.6%
Corning, Inc.	4,250	372,130
FINANCIAL EXCHANGES & DATA—0.6%
CME Group, Inc., Cl. A	1,546	422,182
FOOD DISTRIBUTORS—0.3%
Sysco Corp.	2,235	164,697
HEALTH CARE DISTRIBUTORS—0.6%
Cardinal Health, Inc.	1,976	406,068
HEALTHCARE EQUIPMENT—0.9%
Abbott Laboratories	2,773	347,429
Medtronic PLC	2,410	231,505

		578,934
HOME IMPROVEMENT RETAIL—1.1%
The Home Depot, Inc.	2,022	695,770
HOUSEHOLD PRODUCTS—0.7%
The Procter & Gamble Co.	3,248	465,471
INDUSTRIAL CONGLOMERATES—0.7%
Honeywell International, Inc.	2,480	483,823
INDUSTRIAL GASES—0.4%
Air Products & Chemicals, Inc.	1,096	270,734
INTEGRATED OIL & GAS—2.4%
Chevron Corp.	3,685	561,631
Exxon Mobil Corp.	6,161	741,415
TotalEnergies SE	4,592	300,408

		1,603,454
INTEGRATED TELECOMMUNICATION SERVICES—0.5%
Verizon Communications, Inc.	7,762	316,146
INTERACTIVE MEDIA & SERVICES—8.1%
Alphabet, Inc., Cl. A	7,700	2,410,100
Alphabet, Inc., Cl. C	5,950	1,867,110
Meta Platforms, Inc., Cl. A	1,518	1,002,017

		5,279,227
INVESTMENT BANKING & BROKERAGE—2.1%
Morgan Stanley	7,890	1,400,712
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	626	185,427
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	949	313,274
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—71.0% (CONT.)
MULTI-UTILITIES—0.7%
Consolidated Edison, Inc.	1,977	$ 196,356
Sempra	2,803	247,477

		443,833
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	2,549	187,351
OTHER SPECIALTY RETAIL—0.1%
Dick's Sporting Goods, Inc.	491	97,203
PHARMACEUTICALS—3.3%
AstraZeneca PLC ADR	2,970	273,032
Bristol-Myers Squibb Co.	3,724	200,872
Eli Lilly & Co.	496	533,041
Johnson & Johnson	2,587	535,380
Merck & Co., Inc.	2,362	248,624
Novartis AG ADR	1,748	240,997
Pfizer, Inc.	6,463	160,929

		2,192,875
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Insurance Group, Inc.	2,237	308,259
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	1,475	341,197
RESTAURANTS—0.8%
McDonald's Corp.	1,024	312,965
Starbucks Corp.	2,682	225,851

		538,816
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.3%
KLA Corp.	1,795	2,181,069
SEMICONDUCTORS—7.4%
Broadcom, Inc.	9,828	3,401,471
QUALCOMM, Inc.	3,897	666,582
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,606	791,937

		4,859,990
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.2%
PepsiCo, Inc.	2,570	368,847
The Coca-Cola Co.	5,719	399,815

		768,662
SPECIALTY CHEMICALS—0.6%
DuPont de Nemours, Inc.	8,304	333,821
Solstice Advanced Materials, Inc.*	620	30,119

		363,940
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—71.0% (CONT.)
SYSTEMS SOFTWARE—7.0%
Microsoft Corp.	8,924	$ 4,315,825
Oracle Corp.	1,307	254,747

		4,570,572
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.0%
Apple, Inc.	13,465	3,660,595
Dell Technologies, Inc., Cl. C	2,145	270,012

		3,930,607
TOBACCO—0.9%
Altria Group, Inc.	4,810	277,345
Philip Morris International, Inc.	1,955	313,582

		590,927
TRADING COMPANIES & DISTRIBUTORS—0.4%
Ferguson Enterprises, Inc.	1,236	275,171
TRANSACTION & PAYMENT PROCESSING SERVICES—1.1%
Visa, Inc., Cl. A	2,151	754,377
TOTAL COMMON STOCKS (Cost $13,412,789)		46,518,453
MASTER LIMITED PARTNERSHIP—0.3%
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	2,944	157,445
(Cost $80,779)		157,445
REAL ESTATE INVESTMENT TRUST—2.2%
HEALTH CARE—0.8%
Welltower, Inc.	2,734	507,458
INDUSTRIAL—0.2%
Prologis, Inc.	1,231	157,149
RETAIL—0.5%
Simon Property Group, Inc.	1,869	345,971
SPECIALIZED—0.4%
Lamar Advertising Co., Cl. A	1,991	252,021
TELECOM TOWER—0.3%
Crown Castle, Inc.	2,222	197,469
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $812,103)		1,460,068

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—22.4%
APPLICATION SOFTWARE—0.8%
Cadence Design Systems, Inc., 4.3%, 9/10/29	500,000	502,675
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—22.4% (CONT.)
AUTOMOBILE MANUFACTURERS—0.7%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	$ 494,436
BROADLINE RETAIL—0.8%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	508,654
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.8%
Westinghouse Air Brake Technologies Corp., 4.9%, 5/29/30	500,000	512,452
CONSUMER FINANCE—0.8%
American Express Co., 5.85%, 11/5/27	500,000	517,485
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc., 4.35%, 4/28/30	500,000	508,090
DIVERSIFIED BANKS—1.5%
Citibank N.A., 4.929%, 8/6/26	500,000	502,690
JPMorgan Chase Bank N.A., 5.11%, 12/8/26	500,000	505,482

		1,008,172
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services, Inc., 4.75%, 7/15/30	500,000	512,162
HEALTH CARE—0.8%
Welltower OP LLC, 4.5%, 7/1/30	500,000	505,799
HEALTH CARE DISTRIBUTORS—1.5%
Cardinal Health, Inc., 5%, 11/15/29	500,000	513,795
McKesson Corp., 4.65%, 5/30/30	500,000	508,818

		1,022,613
HOME IMPROVEMENT RETAIL—0.7%
The Home Depot, Inc., 3.95%, 9/15/30	500,000	498,992
INDUSTRIAL CONGLOMERATES—0.8%
Honeywell International, Inc., 4.7%, 2/1/30	500,000	511,178
MANAGED HEALTHCARE—1.5%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	998,737
MULTI-UTILITIES—1.5%
Dominion Energy, Inc., 4.6%, 5/15/28	500,000	506,315
Sempra, 5.4%, 8/1/26	500,000	503,294

		1,009,609
OIL & GAS EXPLORATION & PRODUCTION—0.8%
ConocoPhillips Co., 4.7%, 1/15/30	500,000	509,523
PHARMACEUTICALS—2.3%
AstraZeneca Finance LLC, 4.85%, 2/26/29	500,000	513,430
Johnson & Johnson, 4.8%, 6/1/29	500,000	516,530
Novartis Capital Corp., 3.8%, 9/18/29	500,000	497,715

		1,527,675
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2025  (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—22.4% (CONT.)
RESTAURANTS—0.8%
McDonald's Corp., 4.8%, 8/14/28	500,000	$ 510,679
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.8%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	507,996
SPECIALTY CHEMICALS—0.8%
Ecolab, Inc., 5.25%, 1/15/28	500,000	513,722
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Apple, Inc., 4.2%, 5/12/30	500,000	506,393
TRANSACTION & PAYMENT PROCESSING SERVICES—0.8%
Mastercard, Inc., 4.35%, 1/15/32	500,000	502,765
WIRELESS TELECOMMUNICATION SERVICES—1.5%
T-Mobile USA, Inc., 4.2%, 10/1/29	500,000	500,931
T-Mobile USA, Inc., 5.125%, 5/15/32	500,000	514,756

		1,015,687
TOTAL CORPORATE BONDS (Cost $14,516,520)		14,705,494
U.S. GOVERNMENT BONDS—3.2%
U.S. Treasury Note, 3.5%, 9/30/26	550,000	549,637
U.S. Treasury Note, 4.125%, 10/31/29	500,000	508,643
U.S. Treasury Note, 4.625%, 2/15/35	500,000	519,111
U.S. Treasury Note, 4.25%, 8/15/35	500,000	503,672
TOTAL U.S. GOVERNMENT BONDS (Cost $2,068,458)		2,081,063

	SHARES	VALUE
SHORT-TERM SECURITIES—0.9%
MONEY MARKET FUNDS—0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(a)	615,125	615,125
(Cost $615,125)		615,125

Total Investments (Cost $31,505,774)	100.0%	$65,537,648
Unaffiliated Securities (Cost $31,505,774)		65,537,648
Liabilities in Excess of Other Assets	(0.0)%	(1,583)
NET ASSETS	100.0%	$65,536,065

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of December 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities December 31, 2025

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$764,702,363	$408,014,540
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	—	23,202,976
Receivable for investment securities sold	1,210,026	615,286
Receivable for shares of beneficial interest sold	314,991	56,057
Dividends and interest receivable	97,335	73,633
Prepaid expenses	21,453	12,500
Total Assets	766,346,168	431,974,992
LIABILITIES:
Payable for shares of beneficial interest redeemed	5,147,590	157,450
Accrued investment advisory fees	564,990	266,727
Accrued distribution fees — Note 3	12,642	—
Accrued shareholder administrative fees	6,975	3,980
Accrued administrative fees	19,182	10,946
Accrued printing fees	57,964	25,045
Accrued professional fees	55,182	45,027
Accrued fund accounting fees	28,834	19,560
Accrued transfer agent fees	12,707	7,363
Accrued custodian fees	9,263	2,689
Accrued other expenses	1,770	526
Total Liabilities	5,917,099	539,313
NET ASSETS	$760,429,069	$431,435,679
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	335,752,418	218,710,043
Distributable earnings	424,676,651	212,725,636
NET ASSETS	$760,429,069	$431,435,679
* Identified cost	$329,749,310 (a)	$228,135,689 (b)
** Identified cost	$— (a)	$14,397,074 (b)

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities December 31, 2025  (Continued)

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$705,116,791	$431,435,679
Class S	$55,312,278	$—
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I-2	5,472,547	4,181,856
Class S	498,171	—
NET ASSET VALUE PER SHARE:
Class I-2	$128.85	$103.17
Class S	$111.03	$—

(a)
At December 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $340,626,408, amounted to $424,010,431, which consisted of aggregate gross unrealized appreciation of
$435,982,629, and aggregate gross unrealized depreciation of $11,972,198.

(b)
At December 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $243,227,909, amounted to $187,984,102, which consisted of aggregate gross unrealized appreciation of
$193,861,266, and aggregate gross unrealized depreciation of $5,877,164.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities December 31, 2025  (Continued)

	Alger Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$47,394,877	$156,392,525
Cash	9	—
Foreign cash †	—	12,126
Receivable for shares of beneficial interest sold	61,974	4,923
Dividends and interest receivable	32,429	15,062
Prepaid expenses	1,487	5,097
Total Assets	47,490,776	156,429,733
LIABILITIES:
Payable for shares of beneficial interest redeemed	26,326	112,052
Accrued investment advisory fees	21,588	108,106
Accrued shareholder administrative fees	432	1,422
Accrued administrative fees	1,187	3,912
Accrued printing fees	3,646	13,648
Accrued professional fees	27,015	33,300
Accrued fund accounting fees	8,234	11,926
Accrued transfer agent fees	975	3,262
Accrued custodian fees	298	1,819
Accrued other expenses	509	502
Total Liabilities	90,210	289,949
NET ASSETS	$47,400,566	$156,139,784
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	12,593,361	131,221,624
Distributable earnings	34,807,205	24,918,160
NET ASSETS	$47,400,566	$156,139,784
* Identified cost	$13,112,441 (c)	$121,325,524 (d)
† Cost of foreign cash	$—	$12,164

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities December 31, 2025  (Continued)

	Alger Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$47,400,566	$156,139,784
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I-2	1,349,756	6,556,267
NET ASSET VALUE PER SHARE:
Class I-2	$35.12	$23.82

(c)
At December 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,002,552, amounted to $34,391,181, which consisted of aggregate gross unrealized appreciation of
$34,602,895, and aggregate gross unrealized depreciation of $211,714.

(d)
At December 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $123,678,437, amounted to $32,583,124, which consisted of aggregate gross unrealized appreciation of
$39,145,880, and aggregate gross unrealized depreciation of $6,562,756.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities December 31, 2025  (Continued)

	Alger Small Cap Growth Portfolio	Alger Balanced Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$145,029,184	$65,537,648
Receivable for shares of beneficial interest sold	260,339	11,480
Dividends and interest receivable	16,488	227,494
Prepaid expenses	4,140	1,945
Total Assets	145,310,151	65,778,567
LIABILITIES:
Payable for shares of beneficial interest redeemed	30,160	149,303
Accrued investment advisory fees	109,008	42,549
Accrued shareholder administrative fees	1,346	599
Accrued administrative fees	3,701	1,648
Accrued printing fees	4,837	8,246
Accrued professional fees	35,461	28,637
Accrued fund accounting fees	11,350	8,977
Accrued transfer agent fees	3,215	1,428
Accrued custodian fees	1,762	564
Accrued other expenses	2,644	551
Total Liabilities	203,484	242,502
NET ASSETS	$145,106,667	$65,536,065
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	99,549,731	31,044,512
Distributable earnings	45,556,936	34,491,553
NET ASSETS	$145,106,667	$65,536,065
* Identified cost	$98,340,535 (e)	$31,505,774 (f)

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities December 31, 2025  (Continued)

	Alger Small Cap Growth Portfolio	Alger Balanced Portfolio
NET ASSETS BY CLASS:
Class I-2	$145,106,667	$65,536,065
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I-2	7,783,715	2,905,272
NET ASSET VALUE PER SHARE:
Class I-2	$18.64	$22.56

(e)
At December 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $99,472,249, amounted to $45,556,936, which consisted of aggregate gross unrealized appreciation of
$56,783,021, and aggregate gross unrealized depreciation of $11,226,085.

(f)
At December 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,440,305, amounted to $34,097,341, which consisted of aggregate gross unrealized appreciation of
$34,362,948, and aggregate gross unrealized depreciation of $265,607.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Operations for the year ended December 31, 2025

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$1,889,574	$649,012
Interest	105,099	271,708
Total Income	1,994,673	920,720
EXPENSES:
Investment advisory fees — Note 3	5,539,059	2,796,986
Distribution fees — Note 3
Class S — Note 3	127,020	—
Shareholder administrative fees — Note 3	68,384	39,394
Administration fees — Note 3	188,054	108,334
Professional fees	133,050	92,914
Fund accounting fees	98,545	62,433
Interest expense — Note 3	97,170	76,858
Transfer agent fees	69,347	39,991
Printing fees	57,991	42,768
Registration fees	55,227	38,405
Trustee fees — Note 3	44,597	25,515
Custodian fees	28,650	9,992
Other expenses	31,534	17,139
Total Expenses	6,538,628	3,350,729
Less, expense reimbursements/waivers — Note 3	—	(152,773)
Net Expenses	6,538,628	3,197,956
NET INVESTMENT (LOSS)	(4,543,955)	(2,277,236)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	91,371,441	82,502,294
Net realized gain on the distribution of capital gains from affiliated investments	—	2,338,867
Net realized (loss) on foreign currency transactions	(1,577)	(946)
Net realized gain on investments and foreign currency	91,369,864	84,840,215
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Operations for the year ended December 31, 2025  (Continued)

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
Net change in unrealized appreciation on unaffiliated investments	$104,979,845	$17,822,680
Net change in unrealized appreciation on affiliated investments	62,263	4,529,159
Net change in unrealized appreciation on foreign currency	3,896	2,952
Net change in unrealized appreciation on investments and foreign currency	105,046,004	22,354,791
Net realized and unrealized gain on investments and foreign currency	196,415,868	107,195,006
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$191,871,913	$104,917,770
* Foreign withholding taxes	$65,222	$19,672
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Operations for the year ended December 31, 2025  (Continued)

	Alger Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$761,154	$293,191
Interest	3,393	88,353
Income from securities lending	3,461	—
Total Income	768,008	381,544
EXPENSES:
Investment advisory fees — Note 3	217,203	1,146,800
Shareholder administrative fees — Note 3	4,344	15,089
Administration fees — Note 3	11,946	41,496
Professional fees	35,960	53,092
Fund accounting fees	21,314	33,716
Interest expense — Note 3	806	2,464
Transfer agent fees	4,634	16,049
Printing fees	5,590	21,715
Registration fees	18,818	25,196
Trustee fees — Note 3	2,870	9,955
Custodian fees	1,698	10,313
Other expenses	5,968	11,670
Total Expenses	331,151	1,387,555
Less, expense reimbursements/waivers — Note 3	—	(36,395)
Net Expenses	331,151	1,351,160
NET INVESTMENT INCOME (LOSS)	436,857	(969,616)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	2,744,103	24,079,695
Net realized gain on affiliated investments	—	35,808
Net realized (loss) on foreign currency transactions	—	(2,025)
Net realized gain on investments and foreign currency	2,744,103	24,113,478
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Operations for the year ended December 31, 2025  (Continued)

	Alger Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
Net change in unrealized appreciation (depreciation) on unaffiliated investments	$5,146,308	$(484,661)
Net change in unrealized appreciation on affiliated investments	—	528,029
Net change in unrealized appreciation (depreciation) on foreign currency	(2)	224
Net change in unrealized appreciation on investments and foreign currency	5,146,306	43,592
Net realized and unrealized gain on investments and foreign currency	7,890,409	24,157,070
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,327,266	$23,187,454
* Foreign withholding taxes	$7,055	$10,681
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Operations for the year ended December 31, 2025  (Continued)

	Alger Small Cap Growth Portfolio	Alger Balanced Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$283,345	$791,471
Interest	271,302	720,811
Total Income	554,647	1,512,282
EXPENSES:
Investment advisory fees — Note 3	1,127,061	441,968
Shareholder administrative fees — Note 3	13,914	6,225
Administration fees — Note 3	38,264	17,118
Professional fees	54,071	39,561
Fund accounting fees	24,395	23,433
Interest expense — Note 3	—	487
Transfer agent fees	15,552	6,649
Printing fees	15,906	13,230
Registration fees	25,779	20,033
Trustee fees — Note 3	9,154	4,134
Custodian fees	5,226	2,987
Other expenses	12,938	9,533
Total Expenses	1,342,260	585,358
NET INVESTMENT INCOME (LOSS)	(787,613)	926,924
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	2,904,455	3,864,045
Net realized gain on foreign currency transactions	1,039	—
Net realized gain on investments and foreign currency	2,905,494	3,864,045
Net change in unrealized appreciation on unaffiliated investments	5,550,860	4,700,570
Net change in unrealized appreciation on affiliated investments	222,836	—
Net change in unrealized (depreciation) on foreign currency	—	(2)
Net change in unrealized appreciation on investments and foreign currency	5,773,696	4,700,568
Net realized and unrealized gain on investments and foreign currency	8,679,190	8,564,613
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,891,577	$9,491,537
* Foreign withholding taxes	$—	$6,323
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets

	Alger Capital Appreciation Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Net investment (loss)	$(4,543,955)	$(2,448,743)
Net realized gain on investments and foreign currency	91,369,864	55,128,900
Net change in unrealized appreciation on investments and foreign currency	105,046,004	152,610,670
Net increase in net assets resulting from operations	191,871,913	205,290,827
Dividends and distributions to shareholders:
Class I-2	(111,806,220)	—
Class S	(9,886,645)	—
Total dividends and distributions to shareholders	(121,692,865)	—
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	39,065,856	20,215,227
Class S	1,750,061	(11,187,115)
Net increase from shares of beneficial interest transactions — Note 7	40,815,917	9,028,112
Total increase	110,994,965	214,318,939
Net Assets:
Beginning of period	649,434,104	435,115,165
END OF PERIOD	$760,429,069	$649,434,104
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets  (Continued)

	Alger Large Cap Growth Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Net investment (loss)	$(2,277,236)	$(957,873)
Net realized gain on investments and foreign currency	84,840,215	26,763,201
Net change in unrealized appreciation on investments and foreign currency	22,354,791	92,236,495
Net increase in net assets resulting from operations	104,917,770	118,041,823
Dividends and distributions to shareholders:
Class I-2	(46,852,471)	—
Total dividends and distributions to shareholders	(46,852,471)	—
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	1,970,297	(40,975,383)
Net increase (decrease) from shares of beneficial interest transactions — Note 7	1,970,297	(40,975,383)
Total increase	60,035,596	77,066,440
Net Assets:
Beginning of period	371,400,083	294,333,643
END OF PERIOD	$431,435,679	$371,400,083
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets  (Continued)

	Alger Growth & Income Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Net investment income	$436,857	$469,618
Net realized gain on investments and foreign currency	2,744,103	2,788,667
Net change in unrealized appreciation on investments and foreign currency	5,146,306	5,019,823
Net increase in net assets resulting from operations	8,327,266	8,278,108
Dividends and distributions to shareholders:
Class I-2	(5,945,142)	(387,744)
Total dividends and distributions to shareholders	(5,945,142)	(387,744)
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	2,496,237	(3,188,771)
Net increase (decrease) from shares of beneficial interest transactions — Note 7	2,496,237	(3,188,771)
Total increase	4,878,361	4,701,593
Net Assets:
Beginning of period	42,522,205	37,820,612
END OF PERIOD	$47,400,566	$42,522,205
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets  (Continued)

	Alger Mid Cap Growth Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Net investment (loss)	$(969,616)	$(498,024)
Net realized gain on investments and foreign currency	24,113,478	12,823,947
Net change in unrealized appreciation on investments and foreign currency	43,592	14,176,781
Net increase in net assets resulting from operations	23,187,454	26,502,704
Dividends and distributions to shareholders:
Class I-2	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class I-2	(14,745,342)	(12,709,656)
Net decrease from shares of beneficial interest transactions — Note 7	(14,745,342)	(12,709,656)
Total increase	8,442,112	13,793,048
Net Assets:
Beginning of period	147,697,672	133,904,624
END OF PERIOD	$156,139,784	$147,697,672
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets  (Continued)

	Alger Small Cap Growth Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Net investment (loss)	$(787,613)	$(1,120,687)
Net realized gain on investments and foreign currency	2,905,494	16,644,375
Net change in unrealized appreciation (depreciation) on investments and foreign currency	5,773,696	(3,518,237)
Net increase in net assets resulting from operations	7,891,577	12,005,451
Dividends and distributions to shareholders:
Class I-2 Income	(1,076,450)	(574,238)
Return of capital	(615,590)	—
Total dividends and distributions to shareholders	(1,692,040)	(574,238)
Decrease from shares of beneficial interest transactions:
Class I-2	(11,301,305)	(20,147,952)
Net decrease from shares of beneficial interest transactions — Note 7	(11,301,305)	(20,147,952)
Total decrease	(5,101,768)	(8,716,739)
Net Assets:
Beginning of period	150,208,435	158,925,174
END OF PERIOD	$145,106,667	$150,208,435
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets  (Continued)

	Alger Balanced Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Net investment income	$926,924	$795,606
Net realized gain on investments and foreign currency	3,864,045	2,616,270
Net change in unrealized appreciation on investments and foreign currency	4,700,568	5,928,088
Net increase in net assets resulting from operations	9,491,537	9,339,964
Dividends and distributions to shareholders:
Class I-2	(7,961,026)	(116,250)
Total dividends and distributions to shareholders	(7,961,026)	(116,250)
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	2,720,256	(3,934,633)
Net increase (decrease) from shares of beneficial interest transactions — Note 7	2,720,256	(3,934,633)
Total increase	4,250,767	5,289,081
Net Assets:
Beginning of period	61,285,298	55,996,217
END OF PERIOD	$65,536,065	$61,285,298
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Portfolio	Class I-2
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Net asset value, beginning of period	$115.87	$78.22	$54.65	$94.33	$99.96
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.84)	(0.42)	(0.16)	(0.08)	(0.52)
Net realized and unrealized gain (loss) on investments	38.02	38.07	23.73	(34.22)	19.51
Total from investment operations	37.18	37.65	23.57	(34.30)	18.99
Distributions from net realized gains	(24.20)	—	—	(5.38)	(24.62)
Net asset value, end of period	$128.85	$115.87	$78.22	$54.65	$94.33
Total return(b)	32.87%	48.13%	43.13%	(36.52) %	19.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$705,117	$600,471	$392,988	$317,119	$584,908
Ratio of net expenses to average net assets	0.94%	0.93%	0.95%	0.94%	0.91%
Ratio of net investment loss to average net assets	(0.65) %	(0.43) %	(0.24) %	(0.11) %	(0.47) %
Portfolio turnover rate	75.67%	66.83%(c)	79.29%	107.04%	89.50%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Portfolio	Class S
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Net asset value, beginning of period	$102.73	$69.52	$48.69	$85.16	$92.49
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(1.02)	(0.59)	(0.29)	(0.23)	(0.73)
Net realized and unrealized gain (loss) on investments	33.52	33.80	21.12	(30.86)	18.02
Total from investment operations	32.50	33.21	20.83	(31.09)	17.29
Distributions from net realized gains	(24.20)	—	—	(5.38)	(24.62)
Net asset value, end of period	$111.03	$102.73	$69.52	$48.69	$85.16
Total return(b)	32.51%	47.77%	42.78%	(36.69) %	18.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$55,312	$48,963	$42,127	$36,445	$61,345
Ratio of net expenses to average net assets	1.19%	1.19%	1.20%	1.19%	1.16%
Ratio of net investment loss to average net assets	(0.90) %	(0.69) %	(0.49) %	(0.36) %	(0.72) %
Portfolio turnover rate	75.67%	66.83%(c)	79.29%	107.04%	89.50%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period

Alger Large Cap Growth Portfolio	Class I-2
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022(a)	Year Ended 12/31/2021
Net asset value, beginning of period	$89.20	$62.42	$47.05	$81.08	$93.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.58)	(0.22)	(0.13)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	27.05	27.00	15.50	(31.11)	11.07
Total from investment operations	26.47	26.78	15.37	(31.25)	10.97
Distributions from net realized gains	(12.50)	—	—	(2.78)	(23.30)
Net asset value, end of period	$103.17	$89.20	$62.42	$47.05	$81.08
Total return(c)	30.27%	42.89%	32.67%	(38.65) %	11.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$431,436	$371,400	$294,334	$241,356	$420,951
Ratio of gross expenses to average net assets(d)	0.85%	0.84%	0.87%	0.87%	0.82%
Ratio of expense reimbursements to average net assets	(0.04) %	(0.03) %	(0.03) %	(0.03) %	(0.02) %
Ratio of net expenses to average net assets	0.81%	0.81%	0.84%	0.84%	0.80%
Ratio of net investment loss to average net assets	(0.58) %	(0.29) %	(0.24) %	(0.24) %	(0.10) %
Portfolio turnover rate	91.00%	68.97%	103.22%	78.40%	69.92%

(a)	Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(d)	Ratio of gross expenses to average net assets does not reflect acquired fund fees and expenses.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Portfolio	Class I-2
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Net asset value, beginning of period	$33.31	$27.41	$23.11	$29.53	$24.34
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.35	0.37	0.38	0.35
Net realized and unrealized gain (loss) on investments	6.43	5.84	5.11	(4.78)	7.29
Total from investment operations	6.78	6.19	5.48	(4.40)	7.64
Dividends from net investment income	(0.56)	(0.18)	(0.36)	(0.37)	(0.32)
Distributions from net realized gains	(4.41)	(0.11)	(0.82)	(1.65)	(2.13)
Net asset value, end of period	$35.12	$33.31	$27.41	$23.11	$29.53
Total return(b)	20.82%	22.66%	23.93%	(14.98) %	31.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$47,401	$42,522	$37,821	$32,577	$41,056
Ratio of net expenses to average net assets	0.76%	0.85%	0.93%	0.93%	0.86%
Ratio of net investment income to average net assets	1.01%	1.14%	1.46%	1.47%	1.25%
Portfolio turnover rate	2.11%	3.34%	2.81%	3.65%	5.19%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Portfolio	Class I-2
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022(a)	Year Ended 12/31/2021
Net asset value, beginning of period	$20.40	$16.85	$13.68	$22.18	$33.25
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.14)	(0.07)	(0.05)	(0.05)	(0.17)
Net realized and unrealized gain (loss) on investments	3.56	3.62	3.22	(7.94)	1.33
Total from investment operations	3.42	3.55	3.17	(7.99)	1.16
Distributions from net realized gains	—	—	—	(0.51)	(12.23)
Net asset value, end of period	$23.82	$20.40	$16.85	$13.68	$22.18
Total return(c)	16.77%	21.07%	23.17%	(36.07) %	4.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$156,140	$147,698	$133,905	$117,234	$190,131
Ratio of gross expenses to average net assets(d)	0.92%	0.94%	0.98%	0.97%	0.92%
Ratio of expense reimbursements to average net assets	(0.02) %	(0.03) %	(0.02) %	(0.02) %	(0.02) %
Ratio of net expenses to average net assets	0.90%	0.91%	0.96%	0.95%	0.90%
Ratio of net investment loss to average net assets	(0.64) %	(0.35) %	(0.34) %	(0.31) %	(0.50) %
Portfolio turnover rate	87.86%	61.95%	71.82%	156.64%	194.35%

(a)	Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(d)	Ratio of gross expenses to average net assets does not reflect acquired fund fees and expenses.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Portfolio	Class I-2
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Net asset value, beginning of period	$17.81	$16.53	$14.19	$27.88	$44.78
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.10)	(0.13)	(0.09)	(0.13)	(0.38)
Net realized and unrealized gain (loss) on investments	1.15	1.48	2.43	(10.38)	(2.65)
Total from investment operations	1.05	1.35	2.34	(10.51)	(3.03)
Dividends from net investment income	—	(0.07)	—	—	—
Distributions from net realized gains	(0.14)	—	—	(3.18)	(13.87)
Return of capital	(0.08)	—	—	—	—
Net asset value, end of period	$18.64	$17.81	$16.53	$14.19	$27.88
Total return(b)	5.91%	8.13%	16.49%	(38.01) %	(6.06) %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$145,107	$150,208	$158,925	$149,271	$261,268
Ratio of net expenses to average net assets	0.97%	1.00%	1.02%	1.00%	0.95%
Ratio of net investment loss to average net assets	(0.57) %	(0.73) %	(0.61) %	(0.63) %	(0.85) %
Portfolio turnover rate	40.64%	51.26%	34.48%	12.97%	34.38%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period

Alger Balanced Portfolio	Class I-2
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Net asset value, beginning of period	$22.12	$18.93	$16.40	$19.59	$17.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.28	0.26	0.20	0.16
Net realized and unrealized gain (loss) on investments	3.18	2.95	2.59	(2.41)	3.09
Total from investment operations	3.53	3.23	2.85	(2.21)	3.25
Dividends from net investment income	(0.67)	—	(0.26)	(0.21)	(0.16)
Distributions from net realized gains	(2.42)	(0.04)	(0.06)	(0.77)	(0.55)
Net asset value, end of period	$22.56	$22.12	$18.93	$16.40	$19.59
Total return(b)	16.15%	17.07%	17.43%	(11.31) %	19.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$65,536	$61,285	$55,996	$51,917	$62,321
Ratio of net expenses to average net assets	0.94%	1.03%	1.07%	1.04%	1.09%
Ratio of net investment income to average net assets	1.49%	1.33%	1.46%	1.14%	0.88%
Portfolio turnover rate	10.47%	12.82%	6.05%	9.47%	11.10%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios” and individually a "Portfolio"). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation; the Portfolio invests in both equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
Alger Capital Appreciation Portfolio offers Class I-2 shares and Class S shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Effective April 30, 2021, the Board of Trustees of the Fund (the “Board”) authorized a partial closing of the Portfolio’s Class S shares. Existing investors that hold Class S shares who had an open account with the Portfolio on April 30, 2021 may continue to invest in additional Class S shares of the Portfolio through exchanges, dividend reinvestment and additional purchases as provided in the Portfolio’s prospectus. Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.
After the close of business on June 3, 2022, Class S shares of the Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio were converted into Class I-2 shares with the same relative aggregate net asset value as the Class S shares held immediately prior to the conversion. Upon completion of the conversion, Class S shares of the Portfolios were no longer offered.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

the Board of Trustees of the Fund (the "Board"). Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, Fred Alger Management, LLC, the Portfolios' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolios to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolios. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.
Securities in which the Portfolios invest may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Portfolio's quantitative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Portfolios' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Realized gain on the distribution of capital gains from investments in affiliated or unaffiliated open-end investment companies are recorded on ex-dividend date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

(e) Lending of  Fund Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Portfolio’s total assets including borrowings, as defined in its prospectuses. The Portfolios may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolios. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolios may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. Each Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. At December 31, 2025, the Portfolios had no securities on loan.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolios on the ex-dividend date. The Portfolios declare and pay dividends from net investment income, if available, annually except that Alger Growth & Income Portfolio declares and pays such dividends quarterly. With respect to all Portfolios, distributions from net realized gains, offset by any loss carryforward, are declared and paid annually. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses.  The reclassifications are done annually at year-end and have no impact on the net asset values of the Portfolios and are designed to present each Portfolio’s capital accounts on a tax basis.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

(g) Federal Income Taxes: It is each Portfolio’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolios maintain such compliance, no U.S. federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolios to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolios file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolios' tax returns remains open for the tax years 2021-2024. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Segment Reporting: The Portfolios adhere to FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Fund acts as the Portfolios' CODM. Each Portfolio represents a single operating segment. The CODM monitors the operating results of each Portfolio, including each Portfolio's portfolio composition, total return, expense ratio, and changes in net assets. Each Portfolio's long-term strategic asset allocation is determined in accordance with the terms of each Portfolio's prospectus, based on a defined investment strategy which is executed by the Investment Manager.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
(k) Recent Accounting Pronouncement: In December 2023, FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Improvements to Income Tax Disclosures, to enhance income tax disclosures. The main provisions are the categorization and disclosure of income tax rates and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Alger Management has evaluated the amendment’s impact to the Portfolios' financial statements and determined no amendments are necessary.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following actual rates. The actual rate paid as a percentage of average daily net assets, for the year ended December 31, 2025, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital Appreciation Portfolio(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.81%
Alger Large Cap Growth Portfolio(b),(c)	0.71%	0.60%	— %	— %	— %	0.71%
Alger Growth & Income Portfolio(d)	0.50%	— %	— %	— %	— %	0.50%
Alger Mid Cap Growth Portfolio(c),(e)	0.76%	0.70%	— %	— %	— %	0.76%
Alger Small Cap Growth Portfolio(c)	0.81%	0.75%	— %	— %	— %	0.81%
Alger Balanced Portfolio(c)	0.71%	0.55%	— %	— %	— %	0.71%

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

(b)
Alger Management has agreed to waive fees owed to it by, or to reimburse expenses of, the Portfolio in an amount corresponding to the management fee borne by the Portfolio as an investor in any underlying Alger Management-
sponsored fund. This agreement will remain in effect for the life of any investment by the Portfolio in any Alger
Management- sponsored fund. For the year ended December 31, 2025, Alger Management waived $152,773 or
0.04% pursuant to this agreement.

(c)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(d)	Tier 1 rate is paid on all assets.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

(e)
 Alger Management has agreed to waive fees owed to it by, or to reimburse expenses of, the Portfolio in an amount corresponding to the management fee borne by the Portfolio as an investor in any underlying Alger Management-
sponsored fund. This agreement will remain in effect for the life of any investment by the Portfolio in any Alger
Management-sponsored fund. For the year ended December 31, 2025, Alger Management waived $36,395 or 0.02%
pursuant to this agreement.

(b) Administration Fees: Fees incurred by each Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Portfolio at the annual rate of 0.0275%.
(c) Distribution Fees: Alger Capital Appreciation Portfolio adopted a Distribution Plan pursuant to which Class S shares of the Portfolio pay Fred Alger & Company, LLC, the Fund’s distributor and an affiliate of Alger Management (the “Distributor” or “Alger LLC”), a fee at the annual rate of 0.25% of the average daily net assets of the Class S shares of the Alger Capital Appreciation Portfolio to compensate Alger LLC for its activities and expenses incurred in distributing the Class S shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Brokerage Commissions: During the year ended December 31, 2025, Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio paid Alger LLC $43,150, $54,216, $26,001 and $16,037, respectively, in connection with securities transactions. For the year ended December 31, 2025, there were no brokerage commissions paid by Alger Growth & Income Portfolio or Alger Balanced Portfolio to Alger LLC.
(e) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolios compensate Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(f) Trustee Fees: Each trustee who is not an “interested person” of the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Fund, The Alger Funds, The Alger Funds II, The Alger Institutional Funds, Alger Global Equity Fund and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

are not members of the Audit Committee but attend Audit Committee meetings will receive a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(g) Interfund Trades: The Portfolios may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Redwood Investments, LLC, an affiliate of Alger Management. For the year ended December 31, 2025, these purchases and sales were as follows:

	PURCHASES	SALES	REALIZED GAIN
Alger Large Cap Growth Portfolio	$702,534	$—	$—
Alger Small Cap Growth Portfolio	348,208	—	—
(h) Interfund Loans: The Portfolios, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolios may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If a Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Portfolios. There were no interfund loans outstanding as of December 31, 2025.
For the year ended December 31, 2025, Alger Small Cap Growth Portfolio earned interfund loan interest income of $9,285, and Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio and Alger Balanced Portfolio incurred interfund loan interest expense of $24,489, $14,394, $65, $1,621 and $183, respectively, which is included as interest income and interest expense, respectively, in the accompanying Statements of Operations.
(i) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolios were held by Alger Management and its affiliated entities as of December 31, 2025.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Portfolio, other than U.S. Government securities and money market securities, for the year ended December 31, 2025. Alger Balanced Portfolio had U.S. Government purchases of $1,018,203 during the year ended December 31, 2025.

	PURCHASES	SALES
Alger Capital Appreciation Portfolio	$518,791,041	$598,955,516
Alger Large Cap Growth Portfolio	358,047,018	400,811,218
Alger Growth & Income Portfolio	921,759	4,014,408
Alger Mid Cap Growth Portfolio	131,415,485	149,865,474
Alger Small Cap Growth Portfolio	54,423,328	65,705,259
Alger Balanced Portfolio	5,454,341	11,224,244
NOTE 5 — Securities Lending:

At December 31, 2025, the Alger Growth & Income Portfolio had no outstanding securities on loan with Bank of New York (the "Custodian") as the counterparty. None of the other Portfolios participated in securities lending during the year ended December 31, 2025.
Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlements of securities transactions.
The market value of any securities on loan, all of which are classified as equity securities in the Portfolios' Schedules of Investments, and the value of any related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. There were no securities on loan as of December 31, 2025.
NOTE 6 — Borrowings:

The Portfolios may borrow from the Custodian on an uncommitted basis. Each Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at December 31, 2025, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Portfolios may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(h). For the year ended December 31, 2025, the Portfolios had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Portfolio	$1,654,518	5.87%
Alger Large Cap Growth Portfolio	1,257,635	6.11
Alger Growth & Income Portfolio	16,486	4.89
Alger Mid Cap Growth Portfolio	47,913	5.14
Alger Small Cap Growth Portfolio	5	6.21
Alger Balanced Portfolio	8,414	5.79
The highest amount borrowed by each Portfolio from the Custodian and other funds in the Alger Fund Complex during the year ended December 31, 2025 was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Portfolio	$21,540,000
Alger Large Cap Growth Portfolio	10,913,314
Alger Growth & Income Portfolio	186,674
Alger Mid Cap Growth Portfolio	1,814,897
Alger Small Cap Growth Portfolio	1,976
Alger Balanced Portfolio	294,000
NOTE 7 — Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the year ended December 31, 2025 and the year ended December 31, 2024, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED December 31, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Portfolio
Class I-2:
Shares sold	671,237	$85,923,834	734,604	$72,803,598
Subscriptions in kind[1]	—	—	842,109	84,370,859
Dividends reinvested	898,478	111,590,920	—	—
Shares redeemed	(1,279,490)	(158,448,898)	(1,418,734)	(136,959,230)
Net increase	290,225	$39,065,856	157,979	$20,215,227
Class S:
Shares sold	37,931	$4,551,649	21,873	$1,811,512
Dividends reinvested	92,373	9,886,645	—	—
Shares redeemed	(108,764)	(12,688,233)	(151,242)	(12,998,627)
Net increase (decrease)	21,540	$1,750,061	(129,369)	$(11,187,115)

[1]	Certain shareholders of the Portfolio subscribed for shares in-kind.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED December 31, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Large Cap Growth Portfolio
Class I-2:
Shares sold	293,408	$30,081,420	230,978	$17,507,353
Dividends reinvested	473,066	46,852,471	—	—
Shares redeemed	(748,285)	(74,963,594)	(782,598)	(58,482,736)
Net increase (decrease)	18,189	$1,970,297	(551,620)	$(40,975,383)

	FOR THE YEAR ENDED December 31, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Growth & Income Portfolio
Class I-2:
Shares sold	55,691	$1,989,684	42,404	$1,280,039
Dividends reinvested	172,671	5,945,142	12,252	387,744
Shares redeemed	(155,336)	(5,438,589)	(157,676)	(4,856,554)
Net increase (decrease)	73,026	$2,496,237	(103,020)	$(3,188,771)

	FOR THE YEAR ENDED December 31, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Portfolio
Class I-2:
Shares sold	535,833	$11,814,096	546,223	$10,805,307
Dividends reinvested	—	—	—	—
Shares redeemed	(1,220,224)	(26,559,438)	(1,250,552)	(23,514,963)
Net decrease	(684,391)	$(14,745,342)	(704,329)	$(12,709,656)

	FOR THE YEAR ENDED December 31, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Portfolio
Class I-2:
Shares sold	333,421	$5,581,731	298,098	$5,203,301
Dividends reinvested	92,366	1,688,441	30,275	573,116
Shares redeemed	(1,077,375)	(18,571,477)	(1,506,881)	(25,924,369)
Net decrease	(651,588)	$(11,301,305)	(1,178,508)	$(20,147,952)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED December 31, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Balanced Portfolio
Class I-2:
Shares sold	183,583	$4,224,967	210,737	$4,429,355
Dividends reinvested	357,157	7,961,025	5,199	116,250
Shares redeemed	(406,190)	(9,465,736)	(402,701)	(8,480,238)
Net increase (decrease)	134,550	$2,720,256	(186,765)	$(3,934,633)
Subscriptions In-Kind: The Portfolios may receive payment for Portfolio shares wholly or in-part by receiving portfolio securities from shareholders. For the year ended December 31, 2024, the Alger Capital Appreciation Portfolio had subscriptions in-kind in the amount of $84,370,859.
NOTE 8 — Income Tax Information:

The tax character of distributions paid during the year ended December 31, 2025 and the year ended December 31, 2024 was as follows:

	FOR THE YEAR ENDED December 31, 2025	FOR THE YEAR ENDED December 31, 2024
Alger Capital Appreciation Portfolio
Distributions paid from:
Ordinary Income	$17,852,464	$—
Long-term capital gains	103,840,401	—
Total distributions paid	$121,692,865	$—
Alger Large Cap Growth Portfolio
Distributions paid from:
Ordinary Income	4,609,134	—
Long-term capital gains	42,243,337	—
Total distributions paid	$46,852,471	$—
Alger Growth & Income Portfolio
Distributions paid from:
Ordinary Income	744,899	243,934
Long-term capital gains	5,200,243	143,810
Total distributions paid	$5,945,142	$387,744
Alger Mid Cap Growth Portfolio
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED December 31, 2025	FOR THE YEAR ENDED December 31, 2024
Alger Small Cap Growth Portfolio
Distributions paid from:
Ordinary Income	$—	$574,238
Return of Capital	615,590	—
Long-term capital gains	1,076,450	—
Total distributions paid	$1,692,040	$574,238
Alger Balanced Portfolio
Distributions paid from:
Ordinary Income	1,825,742	—
Long-term capital gains	6,135,284	116,250
Total distributions paid	$7,961,026	$116,250
As of December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Capital Appreciation Portfolio
Undistributed ordinary income	$—
Undistributed long-term gains	666,220
Net accumulated earnings	666,220
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	424,010,431
Total accumulated earnings	$424,676,651

Alger Large Cap Growth Portfolio
Undistributed ordinary income	$2,657,336
Undistributed long-term gains	22,084,198
Net accumulated earnings	24,741,534
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	187,984,102
Total accumulated earnings	$212,725,636

Alger Growth & Income Portfolio
Undistributed ordinary income	$—
Undistributed long-term gains	416,024
Net accumulated earnings	416,024
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	34,391,181
Total accumulated earnings	$34,807,205

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Mid Cap Growth Portfolio
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(7,664,964)
Late year ordinary income losses	—
Net unrealized appreciation	32,583,124
Total accumulated earnings	$24,918,160

Alger Small Cap Growth Portfolio
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	45,556,936
Total accumulated earnings	$45,556,936

Alger Balanced Portfolio
Undistributed ordinary income	$1,351
Undistributed long-term gains	392,861
Net accumulated earnings	394,212
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	34,097,341
Total accumulated earnings	$34,491,553
During the year ended December 31, 2025, the Alger Large Cap Growth Portfolio, the Alger Mid Cap Growth Portfolio and the Alger Small Cap Growth Portfolio utilized capital loss carryforwards of $11,241,540, $25,587,268, and $1,900,260, respectively.
At December 31, 2025, the Alger Mid Cap Growth Portfolio, for U.S. federal income tax purposes, had capital loss carryforwards of $7,664,964. This amount will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and  may be applied against future net realized gains until its utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

The Portfolios accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses, real estate investment trusts and partnership investments sold by the Portfolios, and equalization, resulted in the following reclassifications among the Portfolios' components of net assets at  December 31, 2025.

Alger Capital Appreciation Portfolio
Distributable earnings	$533
Paid-in Capital	$(533)

Alger Large Cap Growth Portfolio
Distributable earnings	$241
Paid-in Capital	$(241)

Alger Growth & Income Portfolio
Distributable earnings	$(7)
Paid-in Capital	$7

Alger Mid Cap Growth Portfolio
Distributable earnings	$1,117,453
Paid-in Capital	$(1,117,453)

Alger Small Cap Growth Portfolio
Distributable earnings	$1,647,645
Paid-in Capital	$(1,647,645)

Alger Balanced Portfolio
Distributable earnings	$7
Paid-in Capital	$(7)
NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolios' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$116,390,884	$116,390,884	$—	$—
Consumer Discretionary	98,043,344	98,043,344	—	—
Energy	2,689,806	2,689,806	—	—
Financials	13,081,522	13,081,522	—	—
Health Care	60,770,717	60,770,717	—	—
Industrials	34,827,445	34,827,445	—	—
Information Technology	380,813,430	380,813,430	—	—
Materials	6,888,780	6,888,780	—	—
Utilities	30,451,912	30,451,912	—	—
TOTAL COMMON STOCKS	$743,957,840	$743,957,840	$—	$—
PREFERRED STOCKS
Industrials	2,179,920	—	—	2,179,920
Information Technology	15,077,421	—	—	15,077,421
TOTAL PREFERRED STOCKS	$17,257,341	$—	$—	$17,257,341
SPECIAL PURPOSE VEHICLE
Information Technology	3,100,000	—	—	3,100,000
SHORT-TERM INVESTMENTS
Money Market Funds	387,182	387,182	—	—
TOTAL INVESTMENTS IN SECURITIES	$764,702,363	$744,345,022	$—	$20,357,341

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$81,655,720	$81,655,720	$—	$—
Consumer Discretionary	40,205,727	40,205,727	—	—
Financials	1,168,668	1,168,668	—	—
Health Care	38,209,922	37,185,028	1,024,894	—
Industrials	31,367,623	31,367,623	—	—
Information Technology	187,912,726	187,912,726	—	—
Utilities	19,261,320	19,261,320	—	—
TOTAL COMMON STOCKS	$399,781,706	$398,756,812	$1,024,894	$—
EXCHANGE TRADED FUNDS	12,315,665	12,315,665	—	—
MUTUAL FUNDS	10,887,311	10,887,311	—	—
PREFERRED STOCKS
Information Technology	5,435,486	—	—	5,435,486
REAL ESTATE INVESTMENT TRUST
Real Estate	739,656	739,656	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	2,057,692	2,057,692	—	—
TOTAL INVESTMENTS IN SECURITIES	$431,217,516	$424,757,136	$1,024,894	$5,435,486

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,678,144	$5,678,144	$—	$—
Consumer Discretionary	3,422,105	3,422,105	—	—
Consumer Staples	2,574,350	2,574,350	—	—
Energy	1,762,967	1,762,967	—	—
Financials	6,881,888	6,881,888	—	—
Health Care	4,557,093	4,557,093	—	—
Industrials	2,532,794	2,532,794	—	—
Information Technology	16,502,961	16,502,961	—	—
Materials	1,019,427	1,019,427	—	—
Utilities	685,479	685,479	—	—
TOTAL COMMON STOCKS	$45,617,208	$45,617,208	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	154,450	154,450	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,427,927	1,427,927	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	195,292	195,292	—	—
TOTAL INVESTMENTS IN SECURITIES	$47,394,877	$47,394,877	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,365,159	$8,365,159	$—	$—
Consumer Discretionary	22,470,927	22,470,927	—	—
Consumer Staples	5,833,524	5,833,524	—	—
Financials	16,453,058	16,453,058	—	—
Health Care	18,562,389	18,562,389	—	—
Industrials	36,010,434	36,010,434	—	—
Information Technology	31,040,619	31,040,619	—	—
Materials	2,301,974	2,301,974	—	—
Real Estate	6,995,115	6,995,115	—	—
Utilities	5,282,100	5,282,100	—	—
TOTAL COMMON STOCKS	$153,315,299	$153,315,299	$—	$—
PREFERRED STOCKS
Industrials	369,980	—	—	369,980
Information Technology	597,566	—	—	597,566
TOTAL PREFERRED STOCKS	$967,546	$—	$—	$967,546
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLE
Information Technology	419,000	—	—	419,000
WARRANTS
Information Technology	— [2]	—	— [2]	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$1,690,680	$1,690,680	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$156,392,525	$155,005,979	$—	$1,386,546

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,226,356	$1,226,356	$—	$—
Consumer Discretionary	15,678,718	15,678,718	—	—
Consumer Staples	3,307,138	3,307,138	—	—
Energy	3,037,062	3,037,062	—	—
Financials	4,820,250	4,820,250	—	—
Health Care	48,503,002	48,442,352	—	60,650
Industrials	31,210,956	31,210,956	—	—
Information Technology	32,378,826	32,378,826	—	—
Materials	1,065,699	1,065,699	—	—
Utilities	629,256	629,256	—	—
TOTAL COMMON STOCKS	$141,857,263	$141,796,613	$—	$60,650
PREFERRED STOCKS
Health Care	212,291	—	—	212,291
Information Technology	645,272	—	—	645,272
TOTAL PREFERRED STOCKS	$857,563	$—	$—	$857,563
RIGHTS
Health Care	60,084 [1]	—	—	60,084 [1]
SPECIAL PURPOSE VEHICLE
Information Technology	746,000	—	—	746,000
SHORT-TERM INVESTMENTS
Money Market Funds	1,508,274	1,508,274	—	—
TOTAL INVESTMENTS IN SECURITIES	$145,029,184	$143,304,887	$—	$1,724,297

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,825,108	$5,825,108	$—	$—
Consumer Discretionary	3,505,268	3,505,268	—	—
Consumer Staples	2,621,563	2,621,563	—	—
Energy	1,790,805	1,790,805	—	—
Financials	7,005,902	7,005,902	—	—
Health Care	4,671,316	4,671,316	—	—
Industrials	2,577,360	2,577,360	—	—
Information Technology	16,791,892	16,791,892	—	—
Materials	1,033,808	1,033,808	—	—
Utilities	695,431	695,431	—	—
TOTAL COMMON STOCKS	$46,518,453	$46,518,453	$—	$—
CORPORATE BONDS
Communication Services	1,015,687	—	1,015,687	—
Consumer Discretionary	2,012,761	—	2,012,761	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Consumer Staples	$1,016,086	$—	$1,016,086	$—
Energy	509,523	—	509,523	—
Financials	2,028,422	—	2,028,422	—
Health Care	3,549,025	—	3,549,025	—
Industrials	1,535,792	—	1,535,792	—
Information Technology	1,009,068	—	1,009,068	—
Materials	513,722	—	513,722	—
Real Estate	505,799	—	505,799	—
Utilities	1,009,609	—	1,009,609	—
TOTAL CORPORATE BONDS	$14,705,494	$—	$14,705,494	$—
MASTER LIMITED PARTNERSHIP
Energy	157,445	157,445	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,460,068	1,460,068	—	—
U.S. GOVERNMENT BONDS	2,081,063	—	2,081,063	—
SHORT-TERM INVESTMENTS
Money Market Funds	615,125	615,125	—	—
TOTAL INVESTMENTS IN SECURITIES	$65,537,648	$48,751,091	$16,786,557	$—

[1]	Each of Alger Mid Cap Growth Portfolio's and Alger Small Cap Growth Portfolio's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of December 31, 2025.
[2]	Alger Mid Cap Growth Portfolio's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of December 31, 2025.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$8,294,360
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	6,854,239
Purchases and Sales/Distributions
Purchases	2,570,750
Sales/Distributions	(462,008)
Closing balance at December 31, 2025	17,257,341
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025**	6,630,292

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$412,737
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(38,487)
Purchases and Sales/Distributions
Purchases	3,200,750
Sales/Distributions	(475,000)
Closing balance at December 31, 2025	3,100,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025**	(100,750)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$5,435,486
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at December 31, 2025	5,435,486
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025**	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$1,650,948
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	249,052
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(1,900,000)
Closing balance at December 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025**	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$597,566*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(766,882)
Included in net change in unrealized appreciation (depreciation) on investments	766,885
Purchases and Sales/Distributions
Purchases	369,980
Sales/Distributions	(3)
Closing balance at December 31, 2025	967,546
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025**	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2025	$55,263
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(55,263)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at December 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025**	(55,263)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$1,042,704
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	143,679
Purchases and Sales/Distributions
Purchases	432,617
Sales/Distributions	(1,200,000)
Closing balance at December 31, 2025	419,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025**	(13,617)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2025	$1,404,534
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,343,884)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at December 31, 2025	60,650
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025**	(1,343,884)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$916,844*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(386,989)
Included in net change in unrealized appreciation (depreciation) on investments	327,711
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(3)
Closing balance at December 31, 2025	857,563
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025**	(59,282)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2025	$93,853
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(33,769)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at December 31, 2025	60,084*
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025**	(33,769)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$1,477,164
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	198,591
Purchases and Sales/Distributions
Purchases	770,245
Sales/Distributions	(1,700,000)
Closing balance at December 31, 2025	746,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2025**	(24,245)

*	Includes securities that were fair valued at zero during the year ended December 31, 2025.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
The following table provides quantitative information about each Portfolio's Level 3 fair value measurements of its investments as of December 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Portfolio's fair value measurements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	Fair Value December 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$15,077,421	Market Approach	Revenue Multiple	23.05x-24.84x	24.63x
	2,179,920	Market Approach	Transaction Price**	N/A	N/A*
Special Purpose Vehicle	3,100,000	Market Approach	Transaction Price***	N/A	N/A*
Alger Large Cap Growth Portfolio
Preferred Stocks	5,435,486	Market Approach	Revenue Multiple	23.05x	N/A*
Alger Mid Cap Growth Portfolio
Preferred Stocks	597,566	Market Approach	Revenue Multiple	23.05x	N/A*
	369,980	Market Approach	Transaction Price**	N/A	N/A*
Special Purpose Vehicle	419,000	Market Approach	Transaction Price***	N/A	N/A*
Rights	—****	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A*
Alger Small Cap Growth Portfolio
Common Stocks	60,650	Market Approach	Revenue Multiple	2.26x	N/A*
Preferred Stocks	857,563	Market Approach	Revenue Multiple	2.26x-23.05x	17.90x
Rights	60,084****	Income Approach	Discount Rate Probability of Success	4.65%-100% 0%-44%	4.65% 39.67%
Special Purpose Vehicle	746,000	Market Approach	Transaction Price***	N/A	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of November 18, 2025.

***
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of November 4, 2025.

****	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of December 31, 2025.
The significant unobservable inputs used in the fair value measurement of each Portfolio's securities are revenue and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the year ended December 31, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 10 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
There were no derivative instruments held by any Portfolio throughout the year or as of December 31, 2025.
NOTE 11 — Principal Risks:

Alger Capital Appreciation Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Large Cap Growth Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Growth & Income Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Income producing securities may cut or fail to declare dividends due to market downturns or for other reasons. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Mid Cap Growth Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Small Cap Growth Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Balanced Portfolio— Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. The risks of investing in fixed-income securities include sensitivity to interest rate and credit rating changes, call risk, increased volatility for lower rated securities, and prepayment risk. Income-producing securities may cut or fail to declare dividends due to market downturns or for other reasons. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 12 — Affiliated Securities:

During the year ended December 31, 2025, as disclosed in the following table, certain Portfolios held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Portfolio(s) for purposes of the 1940 Act. Transactions during the year ended December 31, 2025 with such affiliated persons are summarized below. During this period, other Portfolios of the Fund may also have held voting shares of the issuers at levels below 5%.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at December 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at December 31, 2025
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$62,263	$—
Total	—	—	—	—	$—	$—	$62,263	$—

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at December 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at December 31, 2025
Alger Large Cap Growth Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$249,052	$—
Exchange Traded Funds
Alger 35 ETF	353,188	—	—	353,188	25,006	—	3,384,953	12,315,665
Mutual Funds
Alger 35 Fund	559,471	—	—	559,471	2,313,861	—	895,154	10,887,311
Total	912,659	—	—	912,659	$2,338,867	$—	$4,529,159	$23,202,976

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at December 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at December 31, 2025
Alger Mid Cap Growth Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$114,695	$—
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	42,601	—
Exchange Traded Funds
Alger Mid Cap 40 ETF	283,956	—	(283,956)	—	—	35,808	370,733	—
Total	283,956	—	(283,956)	—	$—	$35,808	$528,029	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at December 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at December 31, 2025
Alger Small Cap Growth Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$183,512	$—
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	39,324	—
Total	—	—	—	—	$—	$—	$222,836	$—

[1]	Crosslink Ventures C, LLC liquidated and distributed shares of Chime Financial, Inc. Class A during the year, and is no longer deemed an affiliate of the Portfolio.
NOTE 13 — Subsequent Events:

Alger Management has evaluated events that have occurred subsequent to December 31, 2025, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of The Alger Portfolios:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of The Alger Portfolios, comprising the Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively, the “Funds”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Alger Portfolios as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
February 19, 2026
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolios use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolios' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Portfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolios.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolios' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios) are acceptable.
The Portfolios file their complete schedule of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to their reports on Form N-PORT. The Portfolios' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolios make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolios provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolios will communicate with these third parties to confirm that they understand the Portfolios' policies and procedures regarding such disclosure. These agreements must be approved by the Fund's Chief Compliance Officer.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

The Board periodically reviews a report disclosing the third parties to whom each Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolios routinely provide to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of a Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolios at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Portfolios. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolios, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

ALGER

Unlock Your Growth Potential.SM

PRINTED WITH SOY INK™

Trademark of American Soybean Association

Printed on recycled paper

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on September 18, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger Portfolios (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), reviewed and approved the continuation of the investment advisory agreement between Fred Alger Management, LLC (“Alger” or the “Manager”) and the Trust, on behalf of Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (each a "Fund"), (the “Management Agreement”), for an additional one-year period.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Manager provided in response to a request for information Independent Trustee counsel submitted to the Manager on behalf of the Independent Trustees in connection with the Board’s annual contract consideration, as well as information provided in response to a supplemental request from Independent Trustee counsel on behalf of the Independent Trustees. The materials for the Meeting included reports from FUSE Research Network LLC (“FUSE”), an independent consulting firm, that contained extensive analyses of the Funds and the Manager’s services to the Funds. The Board also received a presentation from FUSE representatives at the Meeting, and, among other things, received a description of the methodology FUSE used to select the mutual funds included in each Fund’s Peer Universe and Peer Group (as described below). Moreover, at a meeting held on September 17, 2025, prior to the Meeting, the Independent Trustees met with representatives from FUSE to receive an overview of, and to discuss the methodology by which  FUSE prepared, its reports.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.  The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the continuation of the Management Agreements, and counsel reviewed those standards with the Independent Trustees during their separate meeting. The Independent Trustees also met separately with senior management of Alger, during which time the Independent Trustees discussed various matters related to proposed continuation of the Management Agreements.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the short- and long-term investment performance of

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

each Fund; (iii) the costs of the services the Manager provided and profits it realized; (iv) the extent to which the Manager realizes economies of scale as a Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered. The Board considered the information provided to it about the Funds together, and with respect to each Fund separately, as the Board deemed appropriate.
In the discussions that follow, reference is made to the “median” in the Peer Group and Peer Universe categories.  With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe.  With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group (as described below).  FUSE information is calculated on a share class basis.  References appearing below with regard to a Fund’s performance results and comparative fees and expenses relate to Class I-2 shares of the Fund.
In particular, in approving the continuance of the Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager to the Funds. This information included, among other things, the qualifications, background and experience of the professional personnel who perform services for the Funds; the structure of investment professional compensation; oversight of third-party service providers; short- and long-term investment performance, fee and expense information; fees and payments to affiliates and intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager; and the range of advisory fees the Manager charges to other funds and accounts under its management, including the Manager’s explanation of differences among such funds and accounts and the Funds, where relevant. The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of each Fund’s affairs, including certain portfolio manager presentations, and Alger’s role in coordinating and overseeing providers of other services to the Funds. The Board also noted the work undertaken by the Manager with respect to implementing various regulatory requirements applicable to the Funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Board noted Alger’s history and expertise in the “growth” style of investment management, as well as Alger’s consistency in applying its “growth” style investment philosophy and process. The Board noted the length of time the Manager has provided services as an investment adviser to each Fund.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Alger Family of Funds. The Board noted the continuing strong financial position of the Manager and the Manager’s commitment to its fund, and overall business.
Following consideration of such information, the Trustees determined that they remain satisfied with the nature, extent and quality of services provided by the Manager to the Funds under the Management Agreement.
Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended June 30, 2025. The Board considered the performance returns for each Fund in comparison to the performance returns of a universe of mutual funds deemed comparable to the Fund based on various investment, operational, and pricing characteristics (“Peer Universe”), and a group of mutual funds from within such Peer Universe deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”), each as selected by FUSE, as well as to the Fund’s benchmark index. The Board noted the Manager’s statement that long-term performance could be impacted by one period of significant outperformance or underperformance.
The Board also reviewed and considered Fund performance reports provided by management and discussions that occurred with investment personnel and Alger senior management at Board meetings throughout the year. The Board further noted that representatives of Alger review with the Trustees the recent and longer-term performance of each Fund, including contributors to, and detractors from, Fund performance at every quarterly meeting of the Board throughout the year. In considering the Funds’ performance generally, the Board observed the Manager’s consistency in implementing its growth style investment process and philosophy for the Funds and considered how a strategy’s “growthiness” as compared to peers can impact relative performance results, even among comparisons that either FUSE or the Manager already have identified as having growth characteristics. In this regard, the Board considered information provided by FUSE on a Fund’s “style factor,” reflecting a three-year average of Morningstar's Raw Growth-Value score to indicate a value or growth bias as compared to the Fund’s Peer Group and benchmark.
The Trustees concluded that each Fund’s performance was acceptable, noting their discussions with senior management of Alger related to Fund performance and the factors that impacted Fund performance, where applicable. Further

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

discussion of the Board’s considerations with respect to each Fund’s performance is set forth below.
Alger Capital Appreciation Portfolio. The Board noted that the Fund’s annualized total return for the one-, three-, five-, and 10-year periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was in the first quartile of its Peer Universe.
Alger Large Cap Growth Portfolio. The Board noted that the Fund’s annualized total return for the one-, three-, and five-year periods outperformed the median of its Peer Group and for the 10-year period underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was in the first quartile of its Peer Universe, for the five-year period was in the second quartile of its Peer Universe, and for the 10-year period was in the third quartile of its Peer Universe.
Alger Growth & Income Portfolio. The Board noted that the Fund’s annualized total return for the one- and three-year periods underperformed the median of its Peer Group, and for the five- and 10-year periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was in the second quartile of its Peer Universe, and for the five- and 10-year periods was in the first quartile of its Peer Universe.
Alger Mid Cap Growth Portfolio. The Board noted that the Fund’s annualized total return for the one- and 10-year periods underperformed the median of its Peer Group, and for the three- and five-year periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was in the second quartile of its Peer Universe, and for the 10-year period was in the third quartile.
Alger Small Cap Growth Portfolio. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods underperformed the median of its Peer Group and was in the fourth quartile of its Peer Universe. The Board considered FUSE’s commentary that (i) although the Fund underperformed its peers, short-term relative performance had improved, and (ii) the Fund’s overweight allocation to the healthcare sector had been a drag over the mid-term. The Board further considered its discussions with senior management of Alger related to the Fund’s performance and the factors that impacted the Fund’s performance.
Alger Balanced Portfolio. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-year period was in the third quartile of its Peer Universe and for the three-, five- and 10-year periods was in the first quartile of its Peer Universe.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Comparative Fees and Expenses

For each Fund, the Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to Alger in light of the nature, extent and quality of the services provided by Alger pursuant to the Management Agreement and considered the actual fee rate (after taking any waivers and reimbursements into account) payable by the Fund (the “Actual Management Fee”). The Board also reviewed and considered fee waiver and/or expense reimbursement arrangements for certain Funds where Alger has contractually agreed to waive fees or reimburse expenses of such Funds in an amount corresponding to the management fee borne by such Funds as an investor in any underlying Alger-sponsored fund.  Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, including administrative fees payable to Alger, with those of the funds in the Peer Group provided by FUSE.  The Board reviewed the methodology used by FUSE in calculating expense information, including that, for purposes of the comparisons below, the Contractual Management Fee used by FUSE for the Fund and peers includes the advisory fee and administrative fee (if a fund reports both). The Board considered limitations with respect to the comparative fee and expense information included in the reports prepared by FUSE, including that the reports reflected information for a specific period and that historical asset levels and expenses may differ from current levels.
The Board discussed the factors that could contribute to each Fund’s Contractual Management Fee, Actual Management Fee or total expenses being above or below the median of the Fund’s Peer Group. The Board concluded that the Contractual Management Fee charged to each Fund, is reasonable in relation to the services rendered by the Manager and is the product of arm’s length negotiations. Further discussion of the Board’s considerations with respect to each Fund’s comparative fees and expenses is set forth below.
Alger Capital Appreciation Portfolio. The Board noted that the Fund’s Contractual Management Fee and total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group. In this regard, the Board considered the Fund’s top quartile performance.
Alger Large Cap Growth Portfolio. The Board noted that the Fund’s Contractual Management Fee and total expenses were above the median and in the fourth (most expensive) of its Peer Group. In this regard, the Board considered FUSE’s commentary that the Fund’s Peer Group had a very tight distribution of advisory fee expenses around the median of the Peer Group.
Alger Growth & Income Portfolio. The Board noted that the Fund’s Contractual Management Fee was below the median and in the first (least expensive) quartile of its Peer Group, and that the total expenses were above the median and in the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

fourth (most expensive) quartile of its Peer Group. The Board noted FUSE’s remarks that the Fund’s total expenses relative to peers is elevated in part due to its relatively small asset base.
Alger Mid Cap Growth Portfolio. The Board noted that the Fund’s Contractual Management Fee was below the median and in the second quartile of its Peer Group, and that the total expenses were above the median and in the third quartile of its Peer Group.
Alger Small Cap Growth Portfolio. The Board noted that the Fund’s Contractual Management Fee was below the median and in the second quartile of its Peer Group, and that the total expenses were above the median and in the third quartile of its Peer Group.
Alger Balanced Portfolio. The Board noted that the Fund’s Contractual Management Fee and total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group. In this regard, the Board considered the Fund’s top quartile performance for the three-, five- and 10-year periods.
In connection with its consideration of each Fund’s fees payable under the Management Agreement, the Board also received information on the range of fees charged by the Manager for funds and accounts of a similar investment strategy to each Fund that are under its management. The Board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Funds, versus those accounts and the differences in the levels of services required by the Funds as compared to those accounts.
Profitability

The Board reviewed and considered information regarding the profits realized by Alger in connection with the operation of each Fund. In this respect, the Board considered overall profitability, as well as the profits of Alger in providing investment management and other services to each Fund, during the year ended June 30, 2025. The Board also noted management’s representations that the Manager is not profitable with respect to certain Funds. The Board reviewed the methodology by which Alger’s profitability is calculated, and any changes that were made since last year, noting that management maintains a generally consistent methodology year to year. The Board considered FUSE’s view that Alger’s expense allocation policies are reasonable and align with accepted industry practices. The Board also reviewed Alger’s profitability in comparison to certain investment advisory peers, noting limitations with respect to such comparison.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements. Based upon its consideration of all these factors, the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Trustees concluded that the level of profits realized by Alger and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale

For each Fund, the Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of Fund shareholders. The Board noted the existence of management fee breakpoints for Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Capital Appreciation Portfolio and Alger Balanced Portfolio, which are designed to share economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that the overall size of Alger allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses, including with respect to Funds that did not have management fee breakpoints.
The Trustees concluded that for each Fund, to the extent economies of scale may be realized by Alger, the benefits of such economies of scale would be shared with the Fund and its shareholders as the Fund grows, including through the management fee breakpoints in place for applicable Funds.
Conclusion

The Board’s consideration of the Management Agreement also benefitted from the number of years the Board has considered the continuation of the Management Agreement, during which lengthy discussions took place between the Board and representatives of the Manager.  Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the Fund’s arrangements in prior years.
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the continuation of the Management Agreement for an additional one-year period.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Code of Ethics

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	February 18, 2026

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	February 18, 2026